REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Three and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Three (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio
AB VPS International Value Portfolio	(Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
AB VPS International Growth Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Investors Trust Series
Invesco V.I. International Growth Fund	MFS® Total Return Series
Invesco V.I. Diversified Dividend Fund	MFS® Value Series
Invesco V.I. Government Money Market Fund	Invesco V.I. Equity and Income Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio
American Funds Insurance Series® International Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Global Small Capitalization Fund	Morgan Stanley VIF Discovery Portfolio
Wells Fargo VT Omega Growth Fund	Invesco V.I. American Value Fund
Fidelity® VIP Equity-Income Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund
Fidelity® VIP Growth Portfolio	Morgan Stanley VIF Global Franchise Portfolio
Fidelity® VIP Contrafund® Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Fidelity® VIP Mid Cap Portfolio	Invesco Oppenheimer V.I. Capital Appreciation Fund
Fidelity® VIP Value Strategies Portfolio	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Invesco Oppenheimer V.I. Main Street Fund®
Franklin Small-Mid Cap Growth VIP Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Franklin Small Cap Value VIP Fund	Putnam VT Diversified Income Fund
Franklin Strategic Income VIP Fund	Putnam VT Global Asset Allocation Fund
Franklin Mutual Shares VIP Fund	Putnam VT International Value Fund
Templeton Developing Markets VIP Fund	Putnam VT International Equity Fund
Templeton Growth VIP Fund	Putnam VT Multi-Cap Core Fund
Hartford Balanced HLS Fund	Putnam VT Sustainable Leaders Fund
Hartford Total Return Bond HLS Fund	Putnam VT Small Cap Value Fund
Hartford Capital Appreciation HLS Fund	Putnam VT George Putnam Balanced Fund
Hartford Dividend and Growth HLS Fund	Putnam VT Equity Income Fund
Hartford Disciplined Equity HLS Fund	Pioneer Fund VCT Portfolio
Hartford International Opportunities HLS Fund	Invesco V.I. Growth and Income Fund
Hartford Ultrashort Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Small Company HLS Fund	Invesco V.I. American Franchise Fund
Hartford SmallCap Growth HLS Fund	Wells Fargo VT International Equity Fund
Hartford Stock HLS Fund	Wells Fargo VT Small Cap Growth Fund
Rational Trend Aggregation VA Fund	Wells Fargo VT Opportunity Fund
Rational Insider Buying VA Fund	Morgan Stanley VIF Global Infrastructure Portfolio
Lord Abbett Series Fund - Fundamental Equity Portfolio	MFS® Core Equity Portfolio
MFS® Massachusetts Investors Growth Stock Portfolio

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Bond Fund, Putnam VT Growth Opportunities Fund, and BlackRock S&P 500 Index V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, and Invesco V.I. Mid Cap Growth Fund statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Invesco V.I. Mid Cap Growth Fund	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019

American Funds Insurance Series® Bond Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Three years in the period ended December 31, 2020 and the period from November 10, 2017 to December 31, 2017
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Three as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Three since 2002.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	7,283,438	23,395,137	5,235,766	1,618,234	—	—	—	—	—	13,133,741
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	249,630	—	4,058,369	15,076,613	—
class S2	—	—	—	—	116,052	—	6,633	591,672	962,754	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	7,283,438	23,395,137	5,235,766	1,618,234	116,052	249,630	6,633	4,650,041	16,039,367	13,133,741
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	614	25,555	2,489	517	7	11	—	182	10,169	16,103
Other assets	—	3	4	2	—	—	—	—	5	—
Total assets	7,284,052	23,420,695	5,238,259	1,618,753	116,059	249,641	6,633	4,650,223	16,049,541	13,149,844
Liabilities:
Due to Sponsor Company	614	25,555	2,489	517	7	11	—	182	10,169	16,103
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	614	25,555	2,489	517	7	11	—	182	10,169	16,103
Net assets:
For contract liabilities	$7,283,438	$23,395,140	$5,235,770	$1,618,236	$116,052	$249,630	$6,633	$4,650,041	$16,039,372	$13,133,741

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	7,283,438	23,395,140	5,235,770	1,618,236	—	—	—	—	—	13,133,741
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	249,630	—	4,058,369	15,076,616	—
class S2	—	—	—	—	116,052	—	6,633	591,672	962,756	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,283,438	$23,395,140	$5,235,770	$1,618,236	$116,052	$249,630	$6,633	$4,650,041	$16,039,372	$13,133,741

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	695,648	1,631,460	304,582	59,669	—	—	—	—	—	461,968
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	47,458	—	157,790	15,076,613	—
class S2	—	—	—	—	9,736	—	158	23,185	962,754	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	695,648	1,631,460	304,582	59,669	9,736	47,458	158	180,975	16,039,367	461,968

Cost	$7,840,146	$25,936,350	$5,509,184	$1,208,992	$112,749	$253,485	$4,647	$3,355,422	$16,039,367	$13,533,637

Deferred contracts in the accumulation period:
Units owned by participants #	356,811	2,267,188	201,629	126,759	11,316	17,504	410	200,241	1,688,745	1,171,401
Minimum unit fair value #*	$17.116288	$5.994000	$22.013655	$11.047457	$9.895252	$12.318201	$16.188985	$19.288869	$8.547119	$10.911315
Maximum unit fair value #*	$22.227308	$14.091054	$34.176794	$22.811526	$10.701582	$14.197131	$16.188985	$22.342569	$9.872922	$11.299007
Contract liability	$7,133,812	$23,241,121	$5,218,223	$1,613,050	$116,052	$241,514	$6,633	$4,395,896	$15,766,623	$13,042,648

Contracts in payout (annuitization) period:
Units owned by participants #	7,237	14,831	685	398	—	572	—	11,487	28,072	8,147
Minimum unit fair value #*	$19.428047	$10.007085	$24.986674	$13.042250	$—	$14.197131	$—	$22.124845	$9.256136	$11.113670
Maximum unit fair value #*	$20.863058	$10.746413	$27.045349	$13.042250	$—	$14.197131	$—	$22.124845	$9.761038	$11.216274
Contract liability	$149,626	$154,019	$17,547	$5,186	$—	$8,116	$—	$254,145	$272,749	$91,093

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$337,476	$—	$—	$—
class 2	—	1,782,289	13,507,348	7,023,599	2,533,289	793,941	—	—	—	—
class 4	17,932	—	12,210	—	8,804	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	18,197,285	13,559,821	122,678,953
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	17,932	1,782,289	13,519,558	7,023,599	2,542,093	793,941	337,476	18,197,285	13,559,821	122,678,953
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	88	922	360	295	119	13	13,777	591	98,150
Other assets	—	1	—	—	—	—	—	2	—	—
Total assets	17,932	1,782,378	13,520,480	7,023,959	2,542,388	794,060	337,489	18,211,064	13,560,412	122,777,103
Liabilities:
Due to Sponsor Company	—	88	922	360	295	119	13	13,777	591	98,150
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	3	—	1	—	—	—	1
Total liabilities	—	88	923	363	295	120	13	13,777	591	98,151
Net assets:
For contract liabilities	$17,932	$1,782,290	$13,519,557	$7,023,596	$2,542,093	$793,940	$337,476	$18,197,287	$13,559,821	$122,678,952

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$337,476	$—	$—	$—
class 2	—	1,782,290	13,507,346	7,023,596	2,533,289	793,940	—	—	—	—
class 4	17,932	—	12,211	—	8,804	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	18,197,287	13,559,821	122,678,952
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$17,932	$1,782,290	$13,519,557	$7,023,596	$2,542,093	$793,940	$337,476	$18,197,287	$13,559,821	$122,678,952

Shares:
class 1	—	—	—	—	—	—	7,982	—	—	—
class 2	—	43,769	113,345	128,496	107,616	25,157	—	—	—	—
class 4	1,534	—	104	—	379	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	785,042	134,816	2,625,272
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,534	43,769	113,449	128,496	107,995	25,157	7,982	785,042	134,816	2,625,272

Cost	$16,728	$1,046,503	$7,341,466	$5,390,652	$1,907,666	$471,162	$213,830	$17,469,848	$8,342,235	$83,117,421

Deferred contracts in the accumulation period:
Units owned by participants #	1,561	49,089	308,881	204,280	163,639	20,158	83,746	805,083	288,131	3,234,810
Minimum unit fair value #*	$11.485731	$27.931639	$5.741799	$29.803615	$3.028671	$27.814991	$3.044475	$19.140211	$39.780354	$32.007213
Maximum unit fair value #*	$11.485731	$49.230442	$59.722545	$36.707037	$27.493457	$47.897070	$4.675376	$30.163798	$58.772602	$46.878577
Contract liability	$17,932	$1,776,431	$13,416,092	$6,966,131	$2,494,803	$773,570	$337,476	$18,008,778	$13,354,638	$121,564,351

Contracts in payout (annuitization) period:
Units owned by participants #	—	171	1,794	1,608	1,844	425	—	8,293	4,259	28,603
Minimum unit fair value #*	$—	$34.274401	$40.050992	$33.642775	$18.734659	$47.897070	$—	$21.554852	$45.153752	$36.330888
Maximum unit fair value #*	$—	$34.274401	$58.684200	$36.571730	$27.493457	$47.897070	$—	$23.331465	$48.489122	$39.325045
Contract liability	$—	$5,859	$103,465	$57,465	$47,290	$20,370	$—	$188,509	$205,183	$1,114,601

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$1,884,074	$—	$304,726	$—	$—
class 2	—	—	—	1,429,796	—	—	2,055,290	—	386,329	—
class 4	—	—	—	—	3,546	—	10,231	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	14,927,816
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	28,173,801	1,935,615	2,349,398	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	28,173,801	1,935,615	2,349,398	1,429,796	3,546	1,884,074	2,065,521	304,726	386,329	14,927,816
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7,129	86	226	72	—	628	185	16	20	1,248
Other assets	—	1	2	—	—	—	—	3	1	—
Total assets	28,180,930	1,935,702	2,349,626	1,429,868	3,546	1,884,702	2,065,706	304,745	386,350	14,929,064
Liabilities:
Due to Sponsor Company	7,129	86	226	72	—	628	185	16	20	1,248
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	4	—	3	2	—	—	—
Total liabilities	7,129	86	226	76	—	631	187	16	20	1,248
Net assets:
For contract liabilities	$28,173,801	$1,935,616	$2,349,400	$1,429,792	$3,546	$1,884,071	$2,065,519	$304,729	$386,330	$14,927,816

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$1,884,071	$—	$304,729	$—	$—
class 2	—	—	—	1,429,792	—	—	2,055,288	—	386,330	—
class 4	—	—	—	—	3,546	—	10,231	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	14,927,816
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	28,173,801	1,935,616	2,349,400	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$28,173,801	$1,935,616	$2,349,400	$1,429,792	$3,546	$1,884,071	$2,065,519	$304,729	$386,330	$14,927,816

Shares:
class 1	—	—	—	—	—	175,100	—	25,978	—	—
class 2	—	—	—	61,869	—	—	123,887	—	34,586	—
class 4	—	—	—	—	237	—	611	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	472,998
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	755,532	141,492	140,346	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	755,532	141,492	140,346	61,869	237	175,100	124,498	25,978	34,586	472,998

Cost	$24,034,383	$1,711,796	$1,631,405	$1,140,161	$3,368	$1,967,277	$2,083,377	$223,435	$414,059	$12,429,395

Deferred contracts in the accumulation period:
Units owned by participants #	923,526	81,616	81,985	50,876	144	93,050	114,242	10,099	20,239	4,576,240
Minimum unit fair value #*	$23.408333	$20.411614	$25.055747	$4.311080	$24.612870	$2.333541	$2.235901	$22.677100	$15.117055	$2.154717
Maximum unit fair value #*	$38.094768	$39.525693	$48.764540	$49.846413	$24.612870	$25.126733	$25.809399	$32.294305	$19.873961	$28.143202
Contract liability	$28,004,854	$1,933,397	$2,349,400	$1,415,459	$3,546	$1,798,851	$2,021,182	$297,579	$369,754	$14,616,450

Contracts in payout (annuitization) period:
Units owned by participants #	5,467	88	—	295	—	3,396	1,743	231	842	73,233
Minimum unit fair value #*	$29.644088	$25.079724	$—	$48.585951	$—	$23.701897	$23.802753	$31.013899	$19.694886	$2.447805
Maximum unit fair value #*	$32.087247	$25.079724	$—	$48.585951	$—	$25.126733	$25.809399	$31.013899	$19.694886	$10.550394
Contract liability	$168,947	$2,219	$—	$14,333	$—	$85,220	$44,337	$7,150	$16,576	$311,366

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)(4)	Sub-Account	Sub-Account (5)(6)(7)	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	138,205,568	18,531,341	116,778,438	89,556,550	29,231,578	3,961,825	41,508,871	13,061,502	9,091,524	7,629,332
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	138,205,568	18,531,341	116,778,438	89,556,550	29,231,578	3,961,825	41,508,871	13,061,502	9,091,524	7,629,332
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	84,982	1,010	142,125	101,142	20,950	165	41,304	1,541	1,507	1,778
Other assets	6	4	2	—	2	—	—	—	—	—
Total assets	138,290,556	18,532,355	116,920,565	89,657,692	29,252,530	3,961,990	41,550,175	13,063,043	9,093,031	7,631,110
Liabilities:
Due to Sponsor Company	84,982	1,010	142,125	101,142	20,950	165	41,304	1,541	1,507	1,778
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	4	—	—	9	1	2	—
Total liabilities	84,982	1,010	142,125	101,146	20,950	165	41,313	1,542	1,509	1,778
Net assets:
For contract liabilities	$138,205,574	$18,531,345	$116,778,440	$89,556,546	$29,231,580	$3,961,825	$41,508,862	$13,061,501	$9,091,522	$7,629,332

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	138,205,574	18,531,345	116,778,440	89,556,546	29,231,580	3,961,825	41,508,862	13,061,501	9,091,522	7,629,332
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$138,205,574	$18,531,345	$116,778,440	$89,556,546	$29,231,580	$3,961,825	$41,508,862	$13,061,501	$9,091,522	$7,629,332

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,536,358	357,403	5,262,661	5,146,928	1,492,930	91,202	4,113,862	476,002	238,310	79,872
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	11,536,358	357,403	5,262,661	5,146,928	1,492,930	91,202	4,113,862	476,002	238,310	79,872

Cost	$132,230,811	$15,645,202	$115,323,811	$76,814,779	$21,401,919	$3,197,821	$41,519,352	$9,346,063	$6,397,254	$5,116,579

Deferred contracts in the accumulation period:
Units owned by participants #	46,890,196	576,657	23,599,711	19,164,168	10,291,005	329,553	33,618,326	1,850,329	1,509,448	2,044,083
Minimum unit fair value #*	$1.948870	$26.731763	$3.348097	$3.225585	$2.133354	$11.941126	$0.835967	$4.471787	$4.473465	$2.465824
Maximum unit fair value #*	$19.353846	$41.289774	$36.907287	$50.113101	$24.247225	$12.014847	$8.307328	$53.773924	$59.163379	$40.960124
Contract liability	$136,771,376	$18,426,962	$115,242,066	$88,794,628	$29,081,528	$3,947,791	$41,013,977	$13,009,594	$8,992,074	$7,453,836

Contracts in payout (annuitization) period:
Units owned by participants #	524,921	3,205	332,910	188,328	54,090	1,170	355,293	8,152	18,611	60,562
Minimum unit fair value #*	$2.144145	$31.190495	$3.833697	$3.899900	$2.423467	$11.975628	$1.056030	$6.091673	$4.985083	$2.897792
Maximum unit fair value #*	$4.764859	$33.160958	$9.532885	$4.351270	$4.366114	$11.996374	$1.808722	$9.133338	$5.422229	$2.897792
Contract liability	$1,434,198	$104,383	$1,536,374	$761,918	$150,052	$14,034	$494,885	$51,907	$99,448	$175,496

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	855,753	339,609	2,647,111	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	11,475
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	5,873,039	3,522,462	15,267,976	33,563,182	—	—	—	—
class - N/A	816,720	1,097,681	—	—	—	—	—	—	—	—
Total investments	816,720	1,097,681	5,873,039	3,522,462	15,267,976	33,563,182	855,753	339,609	2,647,111	11,475
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	33	45	4,291	323	4,253	52,414	38	18	131	—
Other assets	1	1	1	—	—	—	1	2	—	—
Total assets	816,754	1,097,727	5,877,331	3,522,785	15,272,229	33,615,596	855,792	339,629	2,647,242	11,475
Liabilities:
Due to Sponsor Company	33	45	4,291	323	4,253	52,414	38	18	131	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	2	1	—	—	1	—
Total liabilities	33	45	4,291	324	4,255	52,415	38	18	132	—
Net assets:
For contract liabilities	$816,721	$1,097,682	$5,873,040	$3,522,461	$15,267,974	$33,563,181	$855,754	$339,611	$2,647,110	$11,475

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	855,754	339,611	2,647,110	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	11,475
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	5,873,040	3,522,461	15,267,974	33,563,181	—	—	—	—
class - N/A	816,721	1,097,682	—	—	—	—	—	—	—	—
Total contract liabilities	$816,721	$1,097,682	$5,873,040	$3,522,461	$15,267,974	$33,563,181	$855,754	$339,611	$2,647,110	$11,475

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	11,594	9,287	101,734	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	575
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	353,585	196,456	1,222,416	960,595	—	—	—	—
class - N/A	72,533	87,325	—	—	—	—	—	—	—	—
Total shares	72,533	87,325	353,585	196,456	1,222,416	960,595	11,594	9,287	101,734	575

Cost	$879,280	$1,275,725	$6,014,612	$2,952,103	$14,663,527	$29,717,232	$533,425	$219,949	$2,159,800	$8,693

Deferred contracts in the accumulation period:
Units owned by participants #	318,348	352,973	235,167	114,415	699,535	1,624,630	31,391	19,055	99,590	477
Minimum unit fair value #*	$1.908910	$2.779439	$20.979990	$26.240321	$18.582409	$17.467817	$22.403272	$3.445277	$21.131954	$24.061732
Maximum unit fair value #*	$20.182839	$34.432635	$28.606150	$34.074738	$24.726223	$27.705746	$40.129034	$34.465092	$27.860111	$24.061732
Contract liability	$816,721	$1,097,682	$5,864,607	$3,503,239	$15,121,430	$33,324,944	$855,754	$336,690	$2,529,487	$11,475

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	330	645	6,609	11,289	—	108	4,274	—
Minimum unit fair value #*	$—	$—	$25.572287	$29.783997	$21.091974	$19.670891	$—	$27.063816	$25.694250	$—
Maximum unit fair value #*	$—	$—	$25.572287	$29.783997	$24.130598	$22.683992	$—	$27.063816	$27.860111	$—
Contract liability	$—	$—	$8,433	$19,222	$146,544	$238,237	$—	$2,921	$117,623	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	6,854,377	—	1,777,365	268,869	188,014	17,446,464	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	755,459	—	4,340,704	4,215,250	9,556,008	—	—	439,919
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	646,146	—	—	—	—	—	1,033,923	2,961,719	—
class S2	—	532,438	—	—	—	—	—	2,664,621	2,373,791	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	6,854,377	1,178,584	2,532,824	268,869	4,528,718	21,661,714	9,556,008	3,698,544	5,335,510	439,919
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	337	283	918	13	584	7,174	473	34,963	1,113	24
Other assets	—	2	3	2	5	1	2	—	—	—
Total assets	6,854,714	1,178,869	2,533,745	268,884	4,529,307	21,668,889	9,556,483	3,733,507	5,336,623	439,943
Liabilities:
Due to Sponsor Company	337	283	918	13	584	7,174	473	34,963	1,113	24
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	4	1	—
Total liabilities	338	283	918	13	584	7,174	473	34,967	1,114	24
Net assets:
For contract liabilities	$6,854,376	$1,178,586	$2,532,827	$268,871	$4,528,723	$21,661,715	$9,556,010	3,698,540	$5,335,509	$439,919

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	6,854,376	—	1,777,366	268,871	188,017	17,446,463	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	755,461	—	4,340,706	4,215,252	9,556,010	—	—	439,919
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	646,146	—	—	—	—	—	1,033,922	2,961,719	—
class S2	—	532,440	—	—	—	—	—	2,664,618	2,373,790	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,854,376	$1,178,586	$2,532,827	$268,871	$4,528,723	$21,661,715	$9,556,010	$3,698,540	$5,335,509	$439,919

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	251,260	—	151,652	34,738	10,604	248,419	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	64,680	—	245,793	64,770	336,479	—	—	35,025
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	36,037	—	—	—	—	—	65,438	122,183	—
class S2	—	29,879	—	—	—	—	—	170,591	101,228	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	251,260	65,916	216,332	34,738	256,397	313,189	336,479	236,029	223,411	35,025

Cost	$5,941,271	$1,035,417	$2,375,963	$273,302	$4,014,700	$9,518,567	$5,145,639	3,864,368	$3,838,905	$457,528

Deferred contracts in the accumulation period:
Units owned by participants #	494,969	50,588	164,041	15,326	204,228	317,781	103,798	138,680	91,807	9,109
Minimum unit fair value #*	$12.979961	$19.401733	$1.826339	$2.922509	$18.888927	$55.249925	$78.664186	$21.269513	$4.261601	$36.273828
Maximum unit fair value #*	$13.559616	$29.494794	$21.229389	$35.150813	$31.283230	$62.067071	$107.355118	$36.864221	$102.627498	$53.605210
Contract liability	$6,631,033	$1,153,515	$2,471,009	$268,871	$4,457,967	$19,405,366	$9,507,714	$3,671,784	$5,080,044	$439,919

Contracts in payout (annuitization) period:
Units owned by participants #	16,471	1,292	2,912	—	3,257	36,627	531	817	2,660	—
Minimum unit fair value #*	$13.559616	$19.401733	$21.229389	$—	$21.439954	$61.602731	$89.284909	$25.924994	$40.778248	$—
Maximum unit fair value #*	$13.559616	$19.401733	$21.229389	$—	$23.023368	$61.602731	$95.877107	$36.296010	$102.627498	$—
Contract liability	$223,343	$25,071	$61,818	$—	$70,756	$2,256,349	$48,296	$26,756	$255,465	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	9,675,991	1,701,485	2,861,334	1,846,360	13,724,454
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	3,128,621	15,406,497	58,428,263	3,791,810	19,473,532	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	3,128,621	15,406,497	58,428,263	3,791,810	19,473,532	9,675,991	1,701,485	2,861,334	1,846,360	13,724,454
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	135	8,773	58,589	396	14,976	427	150	124	2,465	15,239
Other assets	—	—	—	—	1	2	—	—	—	—
Total assets	3,128,756	15,415,270	58,486,852	3,792,206	19,488,509	9,676,420	1,701,635	2,861,458	1,848,825	13,739,693
Liabilities:
Due to Sponsor Company	135	8,773	58,589	396	14,976	427	150	124	2,465	15,239
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	2	—	—	—	—	2	2	—	2
Total liabilities	137	8,775	58,589	396	14,976	427	152	126	2,465	15,241
Net assets:
For contract liabilities	$3,128,619	$15,406,495	$58,428,263	$3,791,810	$19,473,533	$9,675,993	$1,701,483	$2,861,332	$1,846,360	$13,724,452

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	9,675,993	1,701,483	2,861,332	1,846,360	13,724,452
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	3,128,619	15,406,495	58,428,263	3,791,810	19,473,533	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,128,619	$15,406,495	$58,428,263	$3,791,810	$19,473,533	$9,675,993	$1,701,483	$2,861,332	$1,846,360	$13,724,452

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	1,694,569	92,122	196,655	180,485	832,795
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	31,908	224,454	1,137,622	128,536	723,654	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	31,908	224,454	1,137,622	128,536	723,654	1,694,569	92,122	196,655	180,485	832,795

Cost	$2,258,837	$11,383,550	$41,817,507	$3,392,643	$14,865,080	$11,428,484	$1,491,821	$1,956,893	$1,705,854	$12,216,722

Deferred contracts in the accumulation period:
Units owned by participants #	85,292	456,352	1,779,589	133,408	607,492	393,771	36,550	94,971	206,038	677,544
Minimum unit fair value #*	$14.245993	$28.383953	$21.148539	$24.123118	$27.104049	$15.263686	$19.020992	$23.753875	$7.669265	$9.738737
Maximum unit fair value #*	$62.162167	$46.031682	$38.683883	$36.157651	$42.818535	$29.143816	$75.353389	$25.972541	$16.174787	$31.540766
Contract liability	$3,107,050	$15,135,625	$57,928,883	$3,747,409	$19,279,419	$9,447,616	$1,700,513	$2,370,735	$1,842,659	$13,639,492

Contracts in payout (annuitization) period:
Units owned by participants #	582	7,903	14,873	1,538	6,047	8,791	13	19,529	409	3,013
Minimum unit fair value #*	$37.076738	$32.217445	$31.383428	$27.676586	$30.764412	$25.050034	$75.353389	$24.981062	$9.054690	$27.108901
Maximum unit fair value #*	$37.076738	$36.859188	$36.190441	$29.720776	$33.299060	$27.214314	$75.353389	$25.501158	$9.054690	$29.451830
Contract liability	$21,569	$270,870	$499,380	$44,401	$194,114	$228,377	$970	$490,597	$3,701	$84,960

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$575,798
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	9,265,846	3,186,594	11,177,057	2,127,806	4,398,575	—	—	—	—	—
class II	—	—	—	—	—	200,215	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	590,021	—	—	—
class S2	—	—	—	—	—	—	8,099,503	14,503,148	46,338	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	9,265,846	3,186,594	11,177,057	2,127,806	4,398,575	200,215	8,689,524	14,503,148	46,338	575,798
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,107	3,324	2,278	88	174	12	415	11,452	4	59
Other assets	3	—	1	2	3	—	—	2	—	—
Total assets	9,267,956	3,189,918	11,179,336	2,127,896	4,398,752	200,227	8,689,939	14,514,602	46,342	575,857
Liabilities:
Due to Sponsor Company	2,107	3,324	2,278	88	174	12	415	11,452	4	59
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	—	1	1
Total liabilities	2,107	3,325	2,278	88	174	12	415	11,452	5	60
Net assets:
For contract liabilities	$9,265,849	$3,186,593	$11,177,058	$2,127,808	$4,398,578	$200,215	$8,689,524	$14,503,150	$46,337	$575,797

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$575,797
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	9,265,849	3,186,593	11,177,058	2,127,808	4,398,578	—	—	—	—	—
class II	—	—	—	—	—	200,215	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	590,020	—	—	—
class S2	—	—	—	—	—	—	8,099,504	14,503,150	46,337	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,265,849	$3,186,593	$11,177,058	$2,127,808	$4,398,578	$200,215	$8,689,524	$14,503,150	$46,337	$575,797

Shares:
class 1	—	—	—	—	—	—	—	—	—	311,242
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	429,770	71,965	1,116,589	151,338	172,426	—	—	—	—	—
class II	—	—	—	—	—	11,798	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	31,518	—	—	—
class S2	—	—	—	—	—	—	433,129	902,498	550	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	429,770	71,965	1,116,589	151,338	172,426	11,798	464,647	902,498	550	311,242

Cost	$6,073,876	$2,219,321	$13,946,255	$1,647,816	$3,476,071	$197,006	$9,319,065	$13,669,429	$22,914	$871,189

Deferred contracts in the accumulation period:
Units owned by participants #	387,561	71,293	287,013	88,657	115,585	54,557	297,680	471,651	962	372,442
Minimum unit fair value #*	$16.109457	$38.987859	$28.239224	$19.145936	$32.639476	$2.811066	$2.862581	$25.446784	$44.078462	$1.210403
Maximum unit fair value #*	$40.284035	$47.453470	$47.045557	$28.473693	$41.070792	$36.196715	$34.992069	$34.233870	$51.623288	$16.478639
Contract liability	$9,208,671	$3,178,607	$11,129,983	$2,114,723	$4,350,649	$200,215	$8,581,394	$14,285,240	$46,337	$569,473

Contracts in payout (annuitization) period:
Units owned by participants #	2,086	175	1,107	525	1,225	—	3,299	6,868	—	3,254
Minimum unit fair value #*	$25.669381	$45.530581	$40.435668	$24.900872	$39.131386	$—	$31.227290	$30.333908	$—	$1.331664
Maximum unit fair value #*	$27.887465	$45.530581	$43.930134	$24.900872	$39.131386	$—	$33.503094	$34.233870	$—	$2.338598
Contract liability	$57,178	$7,986	$47,075	$13,085	$47,929	$—	$108,130	$217,910	$—	$6,324

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$1,225,519	$51,426	$—	$—	$—
class 2	4,617	—	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	755,693	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	306,655	—	—
class INIT	—	—	—	362,599	347,795
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
class - N/A	—	—	—	—	—
Total investments	1,230,136	51,426	1,062,348	362,599	347,795
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	7,568	1	776	15	15
Other assets	—	—	—	—	—
Total assets	1,237,704	51,427	1,063,124	362,614	347,810
Liabilities:
Due to Sponsor Company	7,568	1	776	15	15
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	1	1	—	—	—
Total liabilities	7,569	2	776	15	15
Net assets:
For contract liabilities	$1,230,135	$51,425	$1,062,348	$362,599	$347,795

Contract Liabilities:
class 1	$1,225,518	$51,425	$—	$—	$—
class 2	4,617	—	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	755,693	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	306,655	—	—
class INIT	—	—	—	362,599	347,795
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
class - N/A	—	—	—	—	—
Total contract liabilities	$1,230,135	$51,425	$1,062,348	$362,599	$347,795

Shares:
class 1	79,838	1,744	—	—	—
class 2	314	—	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	97,383	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	39,825	—	—
class INIT	—	—	—	13,006	13,879
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
class - N/A	—	—	—	—	—
Total shares	80,152	1,744	137,208	13,006	13,879

Cost	$723,497	$38,304	$1,122,253	$307,751	$252,930

Deferred contracts in the accumulation period:
Units owned by participants #	27,640	1,676	72,196	18,131	15,741
Minimum unit fair value #*	$5.406697	$29.091748	$12.770338	$19.102590	$21.519723
Maximum unit fair value #*	$46.619653	$31.202215	$13.876386	$20.207117	$22.297504
Contract liability	$1,199,776	$51,425	$985,285	$362,599	$347,795

Contracts in payout (annuitization) period:
Units owned by participants #	679	—	5,554	—	—
Minimum unit fair value #*	$44.478592	$—	$13.876386	$—	$—
Maximum unit fair value #*	$46.619653	$—	$13.876386	$—	$—
Contract liability	$30,359	$—	$77,063	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Funded as of September 18, 2020.
(8) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(9) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(10) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(11) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$149,500	$319,857	$38,164	$14,923	$2,550	$13,997	$124	$133,057	$40,939	$159,781

Expenses:
Administrative charges	(13,727)	(38,863)	(8,820)	—	—	—	—	—	—	—
Mortality and expense risk charges	(87,880)	(276,314)	(65,383)	(19,703)	(2,542)	(4,081)	(57)	(63,377)	(238,109)	(180,102)
Total expenses	(101,607)	(315,177)	(74,203)	(19,703)	(2,542)	(4,081)	(57)	(63,377)	(238,109)	(180,102)
Net investment income (loss)	47,893	4,680	(36,039)	(4,780)	8	9,916	67	69,680	(197,170)	(20,321)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(339,633)	(1,049,918)	(338,426)	46,862	410	(2,207)	135	167,759	—	(265,885)
Net realized gain distributions	213,030	—	235,094	116,509	—	—	135	111,908	—	650,026
Change in unrealized appreciation (depreciation) during the period	522,165	1,733,335	95,255	194,829	3,702	(6,221)	467	(508,366)	—	(73,785)
Net gain (loss) on investments	395,562	683,417	(8,077)	358,200	4,112	(8,428)	737	(228,699)	—	310,356
Net increase (decrease) in net assets resulting from operations	$443,455	$688,097	$(44,116)	$353,420	$4,120	$1,488	$804	$(159,019)	$(197,170)	$290,035

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$327	$5,656	$35,201	$87,686	$14,180	$1,037	$—	$269,891	$4,267	$90,336

Expenses:
Administrative charges	—	(2,276)	(13,450)	(7,809)	(2,871)	(784)	(577)	(30,898)	(20,432)	(217,285)
Mortality and expense risk charges	(171)	(27,440)	(197,054)	(115,856)	(33,991)	(10,656)	(3,474)	(227,026)	(142,588)	(1,437,461)
Total expenses	(171)	(29,716)	(210,504)	(123,665)	(36,862)	(11,440)	(4,051)	(257,924)	(163,020)	(1,654,746)
Net investment income (loss)	156	(24,060)	(175,303)	(35,979)	(22,682)	(10,403)	(4,051)	11,967	(158,753)	(1,564,410)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	164	135,964	590,683	178,631	18,357	18,794	11,067	(233,092)	887,726	3,837,074
Net realized gain distributions	148	47,616	265,980	177,382	—	38,702	23,552	784,072	998,189	609,379
Change in unrealized appreciation (depreciation) during the period	831	259,096	4,005,914	388,277	266,471	118,875	73,064	221,012	2,264,450	25,346,943
Net gain (loss) on investments	1,143	442,676	4,862,577	744,290	284,828	176,371	107,683	771,992	4,150,365	29,793,396
Net increase (decrease) in net assets resulting from operations	$1,299	$418,616	$4,687,274	$708,311	$262,146	$165,968	$103,632	$783,959	$3,991,612	$28,228,986

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$96,137	$17,859	$872	$—	$43	$89,293	$54,455	$12,224	$10,614	$234,630

Expenses:
Administrative charges	(46,428)	(3,317)	—	(1,468)	—	(2,535)	(2,775)	(359)	(438)	(26,055)
Mortality and expense risk charges	(321,838)	(22,433)	(27,683)	(19,172)	(29)	(29,666)	(32,508)	(4,756)	(6,304)	(177,045)
Total expenses	(368,266)	(25,750)	(27,683)	(20,640)	(29)	(32,201)	(35,283)	(5,115)	(6,742)	(203,100)
Net investment income (loss)	(272,129)	(7,891)	(26,811)	(20,640)	14	57,092	19,172	7,109	3,872	31,530

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(493,560)	(54,743)	72,253	(2,814)	(77)	(45,029)	6,161	9,543	(14,278)	356,535
Net realized gain distributions	—	105,003	27,461	145,881	196	—	75,716	7,200	—	691,256
Change in unrealized appreciation (depreciation) during the period	4,552,319	20,506	521,544	373,844	224	30,708	(295,859)	12,999	22,231	108,984
Net gain (loss) on investments	4,058,759	70,766	621,258	516,911	343	(14,321)	(213,982)	29,742	7,953	1,156,775
Net increase (decrease) in net assets resulting from operations	$3,786,630	$62,875	$594,447	$496,271	$357	$42,771	$(194,810)	$36,851	$11,825	$1,188,305

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)(11)

Investment income:
Dividends	$4,623,209	$157,059	$2,030,746	$22,536	$275,833	$—	$883,588	$506,350	$—	$1,709

Expenses:
Administrative charges	(247,383)	—	(186,074)	(4,871)	(110,386)	(38,077)	(14,541)	(50,945)	—	—
Mortality and expense risk charges	(1,543,850)	(256,429)	(1,242,221)	(33,965)	(780,490)	(286,295)	(100,777)	(332,673)	(17,567)	(15,719)
Total expenses	(1,791,233)	(256,429)	(1,428,295)	(38,836)	(890,876)	(324,372)	(115,318)	(383,618)	(17,567)	(15,719)
Net investment income (loss)	2,831,976	(99,370)	602,451	(16,300)	(615,043)	(324,372)	768,270	122,732	(17,567)	(14,010)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	492,749	223,619	(1,497,896)	(344,150)	939,838	(2,976,741)	(1,299,123)	842,298	(383,750)	28,846
Net realized gain distributions	277,046	1,258,330	4,759,918	1,381,989	3,685,526	13,216,352	—	—	520,571	54,973
Change in unrealized appreciation (depreciation) during the period	5,060,140	1,789,024	3,548,260	(441,286)	7,887,253	(265,694)	480,092	3,886,907	7,619	764,004
Net gain (loss) on investments	5,829,935	3,270,973	6,810,282	596,553	12,512,617	9,973,917	(819,031)	4,729,205	144,440	847,823
Net increase (decrease) in net assets resulting from operations	$8,661,911	$3,171,603	$7,412,733	$580,253	$11,897,574	$9,649,545	$(50,761)	$4,851,937	$126,873	$833,813

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio
	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$9,986	$267,910	$—	$—	$116,102	$1,009,273	$292,685	$5,063	$—	$68,262

Expenses:
Administrative charges	—	(37,534)	—	(13,888)	(13,809)	(44,504)	(22,938)	(1,605)	(2,013)	(10,625)
Mortality and expense risk charges	(18,067)	(257,675)	(157,480)	(100,262)	(94,411)	(308,632)	(161,750)	(10,684)	(12,849)	(63,493)
Total expenses	(18,067)	(295,209)	(157,480)	(114,150)	(108,220)	(353,136)	(184,688)	(12,289)	(14,862)	(74,118)
Net investment income (loss)	(8,081)	(27,299)	(157,480)	(114,150)	7,882	656,137	107,997	(7,226)	(14,862)	(5,856)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(646,098)	47,334	581,653	60,852	305,690	(156,231)	(3,382,568)	(24,857)	(73,723)	(144,953)
Net realized gain distributions	139,053	—	1,524,368	268,162	473,236	—	2,498,244	—	74,448	9,499
Change in unrealized appreciation (depreciation) during the period	161,495	(164,140)	3,238,290	1,869,934	(101,226)	944,654	(1,511,672)	19,614	140,175	241,622
Net gain (loss) on investments	(345,550)	(116,806)	5,344,311	2,198,948	677,700	788,423	(2,395,996)	(5,243)	140,900	106,168
Net increase (decrease) in net assets resulting from operations	$(353,631)	$(144,105)	$5,186,831	$2,084,798	$685,582	$1,444,560	$(2,287,999)	$(12,469)	$126,038	$100,312

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$31,181	$554,554	$531,678	$—	$1,933	$57,025	$140	$108,230	$24,863	$66,779

Expenses:
Administrative charges	(6,196)	(27,867)	(61,544)	(1,061)	(361)	(3,213)	—	—	(692)	(2,544)
Mortality and expense risk charges	(42,284)	(189,870)	(389,904)	(10,769)	(5,616)	(43,463)	(100)	(89,719)	(15,637)	(35,997)
Total expenses	(48,480)	(217,737)	(451,448)	(11,830)	(5,977)	(46,676)	(100)	(89,719)	(16,329)	(38,541)
Net investment income (loss)	(17,299)	336,817	80,230	(11,830)	(4,044)	10,349	40	18,511	8,534	28,238

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,103	(77,147)	58,771	24,310	18,656	98,588	157	6,519	5,999	46,618
Net realized gain distributions	60,358	—	—	48,104	9,246	66,082	470	393,181	48,154	24,997
Change in unrealized appreciation (depreciation) during the period	337,290	467,828	290,532	131,503	7,798	8,724	(220)	430,954	15,717	29,992
Net gain (loss) on investments	437,751	390,681	349,303	203,917	35,700	173,394	407	830,654	69,870	101,607
Net increase (decrease) in net assets resulting from operations	$420,452	$727,498	$429,533	$192,087	$31,656	$183,743	$447	$849,165	$78,404	$129,845

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account	Sub-Account

Investment income:
Dividends	$12,472	$50,584	$—	$—	$23,648	$64,323	$3,391	$—	$—	$222,503

Expenses:
Administrative charges	(398)	(7,288)	—	(11,619)	(5,828)	(6,842)	(435)	(4,351)	(26,325)	(98,349)
Mortality and expense risk charges	(4,212)	(54,000)	(232,060)	(82,373)	(46,362)	(69,538)	(7,649)	(34,282)	(184,625)	(651,550)
Total expenses	(4,610)	(61,288)	(232,060)	(93,992)	(52,190)	(76,380)	(8,084)	(38,633)	(210,950)	(749,899)
Net investment income (loss)	7,862	(10,704)	(232,060)	(93,992)	(28,542)	(12,057)	(4,693)	(38,633)	(210,950)	(527,396)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,155)	(148,930)	979,902	819,379	(112,026)	119,643	(5,667)	93,444	982,901	1,330,114
Net realized gain distributions	—	63,850	1,656,946	731,484	32,326	73,495	41,236	203,168	2,038,500	1,845,159
Change in unrealized appreciation (depreciation) during the period	4,224	553,771	9,713,601	4,203,560	61,761	316,784	11,673	602,047	1,343,495	9,477,461
Net gain (loss) on investments	2,069	468,691	12,350,449	5,754,423	(17,939)	509,922	47,242	898,659	4,364,896	12,652,734
Net increase (decrease) in net assets resulting from operations	$9,931	$457,987	$12,118,389	$5,660,431	$(46,481)	$497,865	$42,549	$860,026	$4,153,946	$12,125,338

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund
	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$40,656	$60,063	$750,687	$29,230	$845	$45,395	$200,369	$76,851	$12,633	$92,601

Expenses:
Administrative charges	(6,381)	(32,442)	(18,866)	(3,005)	—	—	(23,506)	(15,827)	—	(17,608)
Mortality and expense risk charges	(53,452)	(228,171)	(125,801)	(20,159)	(36,864)	(22,526)	(167,611)	(110,458)	(39,734)	(129,517)
Total expenses	(59,833)	(260,613)	(144,667)	(23,164)	(36,864)	(22,526)	(191,117)	(126,285)	(39,734)	(147,125)
Net investment income (loss)	(19,177)	(200,550)	606,020	6,066	(36,019)	22,869	9,252	(49,434)	(27,101)	(54,524)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	43,416	210,883	(491,414)	7,654	232,820	(26,922)	(79,875)	468,958	194,151	(1,345,372)
Net realized gain distributions	344,310	239,512	—	30,164	119,480	26,667	—	334,478	264,542	—
Change in unrealized appreciation (depreciation) during the period	22,752	3,193,562	(418,114)	118,790	436,806	51,378	1,347,401	543,795	294,615	2,135,700
Net gain (loss) on investments	410,478	3,643,957	(909,528)	156,608	789,106	51,123	1,267,526	1,347,231	753,308	790,328
Net increase (decrease) in net assets resulting from operations	$391,301	$3,443,407	$(303,508)	$162,674	$753,087	$73,992	$1,276,778	$1,297,797	$726,207	$735,804

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$22,076	$75,544	$865	$159,939	$284,060	$—	$—	$15,509	$—	$492

Expenses:
Administrative charges	(3,525)	—	—	(14,852)	(24,009)	(52)	—	—	(9)	—
Mortality and expense risk charges	(25,458)	(60,466)	(3,741)	(108,439)	(181,665)	(661)	(395)	(8,218)	(16,387)	(855)
Total expenses	(28,983)	(60,466)	(3,741)	(123,291)	(205,674)	(713)	(395)	(8,218)	(16,396)	(855)
Net investment income (loss)	(6,907)	15,078	(2,876)	36,648	78,386	(713)	(395)	7,291	(16,396)	(363)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	50,353	87,182	(1,293)	(368,614)	(121,621)	810	(19,431)	(158,499)	102,513	6,450
Net realized gain distributions	106,225	304,167	14,646	133,700	353,194	3,020	19,402	—	56,321	5,341
Change in unrealized appreciation (depreciation) during the period	101,227	(313,123)	25,220	57,368	(613,002)	10,080	(2,901)	157,187	358,484	1,319
Net gain (loss) on investments	257,805	78,226	38,573	(177,546)	(381,429)	13,910	(2,930)	(1,312)	517,318	13,110
Net increase (decrease) in net assets resulting from operations	$250,898	$93,304	$35,697	$(140,898)	$(303,043)	$13,197	$(3,325)	$5,979	$500,922	$12,747

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$16,732	$2,419	$1,355

Expenses:
Administrative charges	—	—	—
Mortality and expense risk charges	(16,092)	(4,737)	(5,095)
Total expenses	(16,092)	(4,737)	(5,095)
Net investment income (loss)	640	(2,318)	(3,740)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,391)	4,036	13,733
Net realized gain distributions	16,184	16,717	28,700
Change in unrealized appreciation (depreciation) during the period	(42,691)	35,873	20,682
Net gain (loss) on investments	(35,898)	56,626	63,115
Net increase (decrease) in net assets resulting from operations	$(35,258)	$54,308	$59,375

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$47,893	$4,680	$(36,039)	$(4,780)	$8	$9,916	$67	$69,680	$(197,170)	$(20,321)
Net realized gain (loss) on security transactions	(339,633)	(1,049,918)	(338,426)	46,862	410	(2,207)	135	167,759	—	(265,885)
Net realized gain distributions	213,030	—	235,094	116,509	—	—	135	111,908	—	650,026
Change in unrealized appreciation (depreciation) during the period	522,165	1,733,335	95,255	194,829	3,702	(6,221)	467	(508,366)	—	(73,785)
Net increase (decrease) in net assets resulting from operations	443,455	688,097	(44,116)	353,420	4,120	1,488	804	(159,019)	(197,170)	290,035

Unit transactions:
Purchases	92,761	70,455	5,565	729	—	—	—	32,321	88,213	37,918
Net transfers	(191,810)	1,553,847	(210,283)	34,880	(584)	(18,461)	(18)	(40,810)	9,222,959	1,034,759
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(875,998)	(1,820,241)	(371,790)	(128,356)	(2,157)	(22,590)	(226)	(635,991)	(6,594,347)	(1,038,868)
Other transactions	(24)	12	17	(15)	1	—	(1)	4,094	84	22
Death benefits	(182,466)	(483,655)	(220,731)	(38,560)	—	(1,776)	—	(96,438)	(626,870)	(282,767)
Net annuity transactions	(2,436)	12,639	(2,209)	5,003	—	(741)	—	124,123	162,901	(1,272)
Net increase (decrease) in net assets resulting from unit transactions	(1,159,973)	(666,943)	(799,431)	(126,319)	(2,740)	(43,568)	(245)	(612,701)	2,252,940	(250,208)
Net increase (decrease) in net assets	(716,518)	21,154	(843,547)	227,101	1,380	(42,080)	559	(771,720)	2,055,770	39,827

Net assets:
Beginning of period	7,999,956	23,373,986	6,079,317	1,391,135	114,672	291,710	6,074	5,421,761	13,983,602	13,093,914
End of period	$7,283,438	$23,395,140	$5,235,770	$1,618,236	$116,052	$249,630	$6,633	$4,650,041	$16,039,372	$13,133,741

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$156	$(24,060)	$(175,303)	$(35,979)	$(22,682)	$(10,403)	$(4,051)	$11,967	$(158,753)	$(1,564,410)
Net realized gain (loss) on security transactions	164	135,964	590,683	178,631	18,357	18,794	11,067	(233,092)	887,726	3,837,074
Net realized gain distributions	148	47,616	265,980	177,382	—	38,702	23,552	784,072	998,189	609,379
Change in unrealized appreciation (depreciation) during the period	831	259,096	4,005,914	388,277	266,471	118,875	73,064	221,012	2,264,450	25,346,943
Net increase (decrease) in net assets resulting from operations	1,299	418,616	4,687,274	708,311	262,146	165,968	103,632	783,959	3,991,612	28,228,986

Unit transactions:
Purchases	—	—	1,000	42,450	—	1,000	—	90,993	35,036	198,052
Net transfers	612	(136,774)	(469,253)	(118,261)	(1,758)	(12,170)	(41,306)	594,417	857,190	(4,725,119)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(662)	(152,237)	(896,940)	(713,222)	(151,224)	(61,684)	(23,449)	(1,484,427)	(766,572)	(9,960,813)
Other transactions	—	1	(6)	2	7	(1)	(2)	24	181	(1,580)
Death benefits	—	(67,092)	(175,295)	(135,355)	(10,105)	(8,279)	—	(401,088)	(96,793)	(2,005,889)
Net annuity transactions	—	(2,706)	(51,307)	(30,587)	(22,329)	(8,176)	—	(6,440)	(63,363)	(115,628)
Net increase (decrease) in net assets resulting from unit transactions	(50)	(358,808)	(1,591,801)	(954,973)	(185,409)	(89,310)	(64,757)	(1,206,521)	(34,321)	(16,610,977)
Net increase (decrease) in net assets	1,249	59,808	3,095,473	(246,662)	76,737	76,658	38,875	(422,562)	3,957,291	11,618,009

Net assets:
Beginning of period	16,683	1,722,482	10,424,084	7,270,258	2,465,356	717,282	298,601	18,619,849	9,602,530	111,060,943
End of period	$17,932	$1,782,290	$13,519,557	$7,023,596	$2,542,093	$793,940	$337,476	$18,197,287	$13,559,821	$122,678,952

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(272,129)	$(7,891)	$(26,811)	$(20,640)	$14	$57,092	$19,172	$7,109	$3,872	$31,530
Net realized gain (loss) on security transactions	(493,560)	(54,743)	72,253	(2,814)	(77)	(45,029)	6,161	9,543	(14,278)	356,535
Net realized gain distributions	—	105,003	27,461	145,881	196	—	75,716	7,200	—	691,256
Change in unrealized appreciation (depreciation) during the period	4,552,319	20,506	521,544	373,844	224	30,708	(295,859)	12,999	22,231	108,984
Net increase (decrease) in net assets resulting from operations	3,786,630	62,875	594,447	496,271	357	42,771	(194,810)	36,851	11,825	1,188,305

Unit transactions:
Purchases	168,713	28,267	—	—	—	—	—	1,000	—	7,938
Net transfers	(203,483)	(279,353)	20,587	(6)	235	231,915	(52,852)	(18,582)	1,585	(145,660)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,313,394)	(113,329)	(137,789)	(74,240)	(117)	(385,556)	(370,187)	(21,761)	(200,962)	(804,583)
Other transactions	(118)	(779)	1	4	—	—	2	—	1	(24)
Death benefits	(731,170)	(66,836)	(2,106)	(14,516)	—	(21,356)	(45,894)	(7,854)	(10,253)	(408,564)
Net annuity transactions	(22,757)	(1,080)	—	(1,691)	—	654	21,644	(904)	16,188	50,087
Net increase (decrease) in net assets resulting from unit transactions	(3,102,209)	(433,110)	(119,307)	(90,449)	118	(174,343)	(447,287)	(48,101)	(193,441)	(1,300,806)
Net increase (decrease) in net assets	684,421	(370,235)	475,140	405,822	475	(131,572)	(642,097)	(11,250)	(181,616)	(112,501)

Net assets:
Beginning of period	27,489,380	2,305,851	1,874,260	1,023,970	3,071	2,015,643	2,707,616	315,979	567,946	15,040,317
End of period	$28,173,801	$1,935,616	$2,349,400	$1,429,792	$3,546	$1,884,071	$2,065,519	$304,729	$386,330	$14,927,816

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund
	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)(11)

Operations:
Net investment income (loss)	$2,831,976	$(99,370)	$602,451	$(16,300)	$(615,043)	$(324,372)	$768,270	$122,732	$(17,567)	$(14,010)
Net realized gain (loss) on security transactions	492,749	223,619	(1,497,896)	(344,150)	939,838	(2,976,741)	(1,299,123)	842,298	(383,750)	28,846
Net realized gain distributions	277,046	1,258,330	4,759,918	1,381,989	3,685,526	13,216,352	—	—	520,571	54,973
Change in unrealized appreciation (depreciation) during the period	5,060,140	1,789,024	3,548,260	(441,286)	7,887,253	(265,694)	480,092	3,886,907	7,619	764,004
Net increase (decrease) in net assets resulting from operations	8,661,911	3,171,603	7,412,733	580,253	11,897,574	9,649,545	(50,761)	4,851,937	126,873	833,813

Unit transactions:
Purchases	553,445	14,807	477,839	3,526	499,097	346,485	9,233	215,359	8,834	6,094
Net transfers	4,825,471	(1,233,676)	(1,321,949)	(56,611)	(4,898,885)	(1,538,322)	(367,860)	(1,253,821)	13,363	(86,234)
Net interfund transfers due to corporate actions	9,796,199	—	16,863,818	(3,763,171)	37,119,272	(33,356,101)	(9,796,199)	—	(1,807,797)	3,322,861
Surrenders for benefit payments and fees	(13,088,899)	(1,808,156)	(8,687,378)	(231,081)	(5,246,508)	(1,611,027)	(838,734)	(2,447,171)	(107,728)	(100,737)
Other transactions	114	(63)	(2,721)	(39)	(1,444)	1,474	4	(438)	—	4
Death benefits	(3,457,001)	(425,950)	(2,585,737)	(312,662)	(2,116,433)	(883,386)	(100,670)	(1,089,706)	(5,988)	(25,071)
Net annuity transactions	246,136	2,137	177,040	(4,503)	281,321	(289,589)	(177,217)	(9,932)	(8,972)	11,095
Net increase (decrease) in net assets resulting from unit transactions	(1,124,535)	(3,450,901)	4,920,912	(4,364,541)	25,636,420	(37,330,466)	(11,271,443)	(4,585,709)	(1,908,288)	3,128,012
Net increase (decrease) in net assets	7,537,376	(279,298)	12,333,645	(3,784,288)	37,533,994	(27,680,921)	(11,322,204)	266,228	(1,781,415)	3,961,825

Net assets:
Beginning of period	130,668,198	18,810,643	104,444,795	3,784,288	52,022,552	27,680,921	11,322,204	28,965,352	1,781,415	—
End of period	$138,205,574	$18,531,345	$116,778,440	$—	$89,556,546	$—	$—	$29,231,580	$—	$3,961,825

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio
	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,081)	$(27,299)	$(157,480)	$(114,150)	$7,882	$656,137	$107,997	$(7,226)	$(14,862)	$(5,856)
Net realized gain (loss) on security transactions	(646,098)	47,334	581,653	60,852	305,690	(156,231)	(3,382,568)	(24,857)	(73,723)	(144,953)
Net realized gain distributions	139,053	—	1,524,368	268,162	473,236	—	2,498,244	—	74,448	9,499
Change in unrealized appreciation (depreciation) during the period	161,495	(164,140)	3,238,290	1,869,934	(101,226)	944,654	(1,511,672)	19,614	140,175	241,622
Net increase (decrease) in net assets resulting from operations	(353,631)	(144,105)	5,186,831	2,084,798	685,582	1,444,560	(2,287,999)	(12,469)	126,038	100,312

Unit transactions:
Purchases	3,380	103,900	160,293	31,436	4,350	26,288	10,956	78	54	6,369
Net transfers	(63,646)	1,919,856	(1,765,266)	(284,857)	(269,276)	1,472,371	783,598	3,308	(33,608)	163,210
Net interfund transfers due to corporate actions	(1,515,064)	30,975,046	—	—	—	(30,975,046)	(16,863,818)	—	—	—
Surrenders for benefit payments and fees	(89,915)	(3,083,057)	(915,945)	(593,709)	(437,372)	(2,375,861)	(1,174,234)	(94,049)	(186,669)	(543,848)
Other transactions	(46)	(224)	(108)	(41)	(5)	191	1,271	1	—	4
Death benefits	(82,180)	(523,873)	(521,322)	(128,701)	(115,661)	(556,462)	(364,718)	(11,637)	(8,121)	(74,596)
Net annuity transactions	—	348,464	(5,071)	(14,872)	(22,928)	(438,652)	(336,342)	(935)	(488)	(5,022)
Net increase (decrease) in net assets resulting from unit transactions	(1,747,471)	29,740,112	(3,047,419)	(990,744)	(840,892)	(32,847,171)	(17,943,287)	(103,234)	(228,832)	(453,883)
Net increase (decrease) in net assets	(2,101,102)	29,596,007	2,139,412	1,094,054	(155,310)	(31,402,611)	(20,231,286)	(115,703)	(102,794)	(353,571)

Net assets:
Beginning of period	2,101,102	11,912,855	10,922,089	7,997,468	7,784,642	31,402,611	20,231,286	932,424	1,200,476	6,226,611
End of period	$—	$41,508,862	$13,061,501	$9,091,522	$7,629,332	$—	$—	$816,721	$1,097,682	$5,873,040

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,299)	$336,817	$80,230	$(11,830)	$(4,044)	$10,349	$40	$18,511	$8,534	$28,238
Net realized gain (loss) on security transactions	40,103	(77,147)	58,771	24,310	18,656	98,588	157	6,519	5,999	46,618
Net realized gain distributions	60,358	—	—	48,104	9,246	66,082	470	393,181	48,154	24,997
Change in unrealized appreciation (depreciation) during the period	337,290	467,828	290,532	131,503	7,798	8,724	(220)	430,954	15,717	29,992
Net increase (decrease) in net assets resulting from operations	420,452	727,498	429,533	192,087	31,656	183,743	447	849,165	78,404	129,845

Unit transactions:
Purchases	—	7,358	53,469	—	—	—	—	2,636	—	—
Net transfers	(91,734)	225,765	746,081	31,540	264	(28,530)	800	355,109	—	683,765
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(310,843)	(1,173,665)	(3,024,029)	(33,850)	(57,986)	(400,376)	(397)	(736,818)	(138,229)	(310,235)
Other transactions	—	3	527	(3)	4	20	—	2,093	(12)	(180)
Death benefits	(6,631)	(234,975)	(593,656)	—	—	(108,272)	—	(31,909)	(5,990)	(28,925)
Net annuity transactions	(2,866)	24,381	(27,707)	—	(1,422)	(32,897)	—	(34,658)	(5,231)	(10,679)
Net increase (decrease) in net assets resulting from unit transactions	(412,074)	(1,151,133)	(2,845,315)	(2,313)	(59,140)	(570,055)	403	(443,547)	(149,462)	333,746
Net increase (decrease) in net assets	8,378	(423,635)	(2,415,782)	189,774	(27,484)	(386,312)	850	405,618	(71,058)	463,591

Net assets:
Beginning of period	3,514,083	15,691,609	35,978,963	665,980	367,095	3,033,422	10,625	6,448,758	1,249,644	2,069,236
End of period	$3,522,461	$15,267,974	$33,563,181	$855,754	$339,611	$2,647,110	$11,475	$6,854,376	$1,178,586	$2,532,827

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$7,862	$(10,704)	$(232,060)	$(93,992)	$(28,542)	$(12,057)	$(4,693)	$(38,633)	$(210,950)	$(527,396)
Net realized gain (loss) on security transactions	(2,155)	(148,930)	979,902	819,379	(112,026)	119,643	(5,667)	93,444	982,901	1,330,114
Net realized gain distributions	—	63,850	1,656,946	731,484	32,326	73,495	41,236	203,168	2,038,500	1,845,159
Change in unrealized appreciation (depreciation) during the period	4,224	553,771	9,713,601	4,203,560	61,761	316,784	11,673	602,047	1,343,495	9,477,461
Net increase (decrease) in net assets resulting from operations	9,931	457,987	12,118,389	5,660,431	(46,481)	497,865	42,549	860,026	4,153,946	12,125,338

Unit transactions:
Purchases	1,000	14,607	—	85,137	31,955	38,109	—	10,500	27,366	73,004
Net transfers	(16,400)	110,521	(1,112,585)	686,966	26,960	(155,620)	(602)	94,019	(1,513,892)	(2,422,274)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	64,947	—	—
Surrenders for benefit payments and fees	(16,845)	(390,972)	(2,016,386)	(524,964)	(239,452)	(262,190)	(33,566)	(149,351)	(1,234,810)	(4,571,538)
Other transactions	1	8	5,103	5	(2)	2,682	—	(2)	121	556
Death benefits	(1,836)	(99,784)	(98,702)	(154,057)	(99,289)	(94,792)	—	(29,257)	(315,427)	(893,578)
Net annuity transactions	—	10,467	1,019,473	(5,393)	(15,532)	(44,615)	—	(2,299)	(31,700)	11,906
Net increase (decrease) in net assets resulting from unit transactions	(34,080)	(355,153)	(2,203,097)	87,694	(295,360)	(516,426)	(34,168)	(11,443)	(3,068,342)	(7,801,924)
Net increase (decrease) in net assets	(24,149)	102,834	9,915,292	5,748,125	(341,841)	(18,561)	8,381	848,583	1,085,604	4,323,414

Net assets:
Beginning of period	293,020	4,425,889	11,746,423	3,807,885	4,040,381	5,354,070	431,538	2,280,036	14,320,891	54,104,849
End of period	$268,871	$4,528,723	$21,661,715	$9,556,010	$3,698,540	$5,335,509	$439,919	$3,128,619	$15,406,495	$58,428,263

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund
	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(19,177)	$(200,550)	$606,020	$6,066	$(36,019)	$22,869	$9,252	$(49,434)	$(27,101)	$(54,524)
Net realized gain (loss) on security transactions	43,416	210,883	(491,414)	7,654	232,820	(26,922)	(79,875)	468,958	194,151	(1,345,372)
Net realized gain distributions	344,310	239,512	—	30,164	119,480	26,667	—	334,478	264,542	—
Change in unrealized appreciation (depreciation) during the period	22,752	3,193,562	(418,114)	118,790	436,806	51,378	1,347,401	543,795	294,615	2,135,700
Net increase (decrease) in net assets resulting from operations	391,301	3,443,407	(303,508)	162,674	753,087	73,992	1,276,778	1,297,797	726,207	735,804

Unit transactions:
Purchases	41,238	41,248	5,594	600	—	41,579	77,270	7,536	2,587	65,965
Net transfers	(87,156)	(924,968)	167,978	(5,512)	376,258	(100,965)	(91,829)	(252,007)	(259,870)	280,500
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(287,109)	(1,585,663)	(1,209,312)	(105,611)	(408,118)	(170,980)	(1,069,232)	(771,142)	(252,926)	(751,645)
Other transactions	(6)	2	22	1	63	(20)	36	(86)	(6)	18
Death benefits	(104,895)	(338,189)	(297,453)	(27,555)	(59,180)	(90,028)	(293,684)	(201,700)	(79,923)	(185,018)
Net annuity transactions	(8,301)	(17,277)	143,088	(898)	190,246	(28)	(2,677)	(11,548)	(245)	(1,496)
Net increase (decrease) in net assets resulting from unit transactions	(446,229)	(2,824,847)	(1,190,083)	(138,975)	99,269	(320,442)	(1,380,116)	(1,228,947)	(590,383)	(591,676)
Net increase (decrease) in net assets	(54,928)	618,560	(1,493,591)	23,699	852,356	(246,450)	(103,338)	68,850	135,824	144,128

Net assets:
Beginning of period	3,846,738	18,854,973	11,169,584	1,677,784	2,008,976	2,092,810	13,827,790	9,196,999	3,050,769	11,032,930
End of period	$3,791,810	$19,473,533	$9,675,993	$1,701,483	$2,861,332	$1,846,360	$13,724,452	$9,265,849	$3,186,593	$11,177,058

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,907)	$15,078	$(2,876)	$36,648	$78,386	$(713)	$(395)	$7,291	$(16,396)	$(363)
Net realized gain (loss) on security transactions	50,353	87,182	(1,293)	(368,614)	(121,621)	810	(19,431)	(158,499)	102,513	6,450
Net realized gain distributions	106,225	304,167	14,646	133,700	353,194	3,020	19,402	—	56,321	5,341
Change in unrealized appreciation (depreciation) during the period	101,227	(313,123)	25,220	57,368	(613,002)	10,080	(2,901)	157,187	358,484	1,319
Net increase (decrease) in net assets resulting from operations	250,898	93,304	35,697	(140,898)	(303,043)	13,197	(3,325)	5,979	500,922	12,747

Unit transactions:
Purchases	1,001	5,100	—	5,150	29,977	—	—	360	6,482	—
Net transfers	140,901	(243,376)	(747)	(165,225)	505,501	791	(5,958)	(48,503)	(274,119)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	(64,947)	—	—	—
Surrenders for benefit payments and fees	(187,124)	(442,666)	(6,510)	(892,573)	(1,156,069)	(2,286)	(1)	(49,680)	(89,504)	(33,536)
Other transactions	5	—	—	—	37	(4)	1	(17)	—	—
Death benefits	(25,570)	(53,939)	—	(209,264)	(234,679)	—	—	(3,509)	(30,631)	—
Net annuity transactions	11,542	30,037	(794)	9,864	(7,047)	—	—	(915)	(2,863)	—
Net increase (decrease) in net assets resulting from unit transactions	(59,245)	(704,844)	(8,051)	(1,252,048)	(862,280)	(1,499)	(70,905)	(102,264)	(390,635)	(33,536)
Net increase (decrease) in net assets	191,653	(611,540)	27,646	(1,392,946)	(1,165,323)	11,698	(74,230)	(96,285)	110,287	(20,789)

Net assets:
Beginning of period	1,936,155	5,010,118	172,569	10,082,470	15,668,473	34,639	74,230	672,082	1,119,848	72,214
End of period	$2,127,808	$4,398,578	$200,215	$8,689,524	$14,503,150	$46,337	$—	$575,797	$1,230,135	$51,425

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$640	$(2,318)	$(3,740)
Net realized gain (loss) on security transactions	(9,391)	4,036	13,733
Net realized gain distributions	16,184	16,717	28,700
Change in unrealized appreciation (depreciation) during the period	(42,691)	35,873	20,682
Net increase (decrease) in net assets resulting from operations	(35,258)	54,308	59,375

Unit transactions:
Purchases	—	—	48,274
Net transfers	2,053	17,812	(36,453)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(166,059)	(36,225)	(11,759)
Other transactions	4	1	1
Death benefits	(5,693)	—	(71,339)
Net annuity transactions	65,438	—	—
Net increase (decrease) in net assets resulting from unit transactions	(104,257)	(18,412)	(71,276)
Net increase (decrease) in net assets	(139,515)	35,896	(11,901)

Net assets:
Beginning of period	1,201,863	326,703	359,696
End of period	$1,062,348	$362,599	$347,795

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$54,895	$(172,443)	$(77,566)	$(16,583)	$(998)	$12,058	$15	$73,869	$48,153
Net realized gain (loss) on security transactions	(321,226)	(1,085,556)	(71,440)	28,264	290	132	135	300,384	—
Net realized gain distributions	959,832	—	679,592	33,501	—	—	363	282,894	—
Change in unrealized appreciation (depreciation) during the period	716,801	4,443,467	514,898	268,651	6,609	19,109	833	450,657	—
Net increase (decrease) in net assets resulting from operations	1,410,302	3,185,468	1,045,484	313,833	5,901	31,299	1,346	1,107,804	48,153

Unit transactions:
Purchases	—	81,995	4,010	738	—	866	—	889	56,395
Net transfers	(634)	2,034,797	(193,550)	(39,437)	(1,433)	(14,443)	(149)	(127,729)	6,285,256
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,902,534)	(2,857,767)	(788,591)	(204,430)	(42,078)	(7,304)	(227)	(485,736)	(7,205,982)
Other transactions	(271)	(1,011)	47	(1)	13	1	(1)	(2)	1,156
Death benefits	(212,875)	(506,205)	(71,277)	(29,332)	—	(2,910)	—	(67,629)	(923,245)
Net annuity transactions	52,503	(58,295)	9,484	(2,038)	(13,985)	774	—	(26,955)	(11,482)
Net increase (decrease) in net assets resulting from unit transactions	(3,063,811)	(1,306,486)	(1,039,877)	(274,500)	(57,483)	(23,016)	(377)	(707,162)	(1,797,902)
Net increase (decrease) in net assets	(1,653,509)	1,878,982	5,607	39,333	(51,582)	8,283	969	400,642	(1,749,749)

Net assets:
Beginning of period	9,653,465	21,495,004	6,073,710	1,351,802	166,254	283,427	5,105	5,021,119	15,733,351
End of period	$7,999,956	$23,373,986	$6,079,317	$1,391,135	$114,672	$291,710	$6,074	$5,421,761	$13,983,602

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(3,688)	$234	$(11,726)	$(114,929)	$(16,089)	$(8,039)	$(11,625)	$(3,840)	$28,268	$(154,154)
Net realized gain (loss) on security transactions	(78,530)	(23)	57,023	278,042	135,427	19,468	43,220	1,901	(361,048)	1,348,537
Net realized gain distributions	1,387,540	—	91,350	1,038,790	698,901	61,826	44,655	34,040	1,398,003	775,723
Change in unrealized appreciation (depreciation) during the period	(326,111)	1,078	321,396	1,255,215	656,067	377,108	103,286	47,876	3,345,737	1,060,933
Net increase (decrease) in net assets resulting from operations	979,211	1,289	458,043	2,457,118	1,474,306	450,363	179,536	79,977	4,410,960	3,031,039

Unit transactions:
Purchases	30,627	—	—	23,001	21,482	13,481	1,000	—	38,341	21,233
Net transfers	(26,724)	(1,022)	(48,492)	(29,262)	(28,071)	(17,745)	(53,668)	(2,007)	(265,436)	(357,482)
Net interfund transfers due to corporate actions	13,425,800	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,181,030)	(691)	(173,399)	(1,058,218)	(627,587)	(224,770)	(102,896)	(9,818)	(4,494,833)	(3,728,190)
Other transactions	87	—	—	59	1	1	(1)	—	(291)	1,333
Death benefits	(218,708)	—	(8,253)	(191,587)	(101,465)	(68,645)	(1,813)	—	(474,843)	(143,963)
Net annuity transactions	84,651	—	(2,403)	9,290	(5,482)	9,074	2,891	—	(79,167)	(24,228)
Net increase (decrease) in net assets resulting from unit transactions	12,114,703	(1,713)	(232,547)	(1,246,717)	(741,122)	(288,604)	(154,487)	(11,825)	(5,276,229)	(4,231,297)
Net increase (decrease) in net assets	13,093,914	(424)	225,496	1,210,401	733,184	161,759	25,049	68,152	(865,269)	(1,200,258)

Net assets:
Beginning of period	—	17,107	1,496,986	9,213,683	6,537,074	2,303,597	692,233	230,449	19,485,118	10,802,788
End of period	$13,093,914	$16,683	$1,722,482	$10,424,084	$7,270,258	$2,465,356	$717,282	$298,601	$18,619,849	$9,602,530

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,396,584)	$(242,495)	$(8,023)	$(18,593)	$(19,008)	$(3)	$76,695	$1,071	$(2,179)
Net realized gain (loss) on security transactions	1,017,400	(358,122)	205,001	6,588	(18,538)	(16)	(27,335)	42,600	23,783
Net realized gain distributions	13,254,585	3,201,407	350,067	316,904	139,236	452	—	251,913	—
Change in unrealized appreciation (depreciation) during the period	15,274,970	2,733,983	324,937	143,062	161,256	190	87,506	192,002	51,350
Net increase (decrease) in net assets resulting from operations	28,150,371	5,334,773	871,982	447,961	262,946	623	136,866	487,586	72,954

Unit transactions:
Purchases	383,991	128,644	1,260	—	—	—	—	—	1,000
Net transfers	(2,355,940)	(267,611)	126,570	(30,058)	(14,382)	154	(4,447)	(16,673)	(7,020)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,639,216)	(3,410,558)	(1,823,533)	(218,076)	(207,568)	(112)	(290,807)	(226,978)	(110,765)
Other transactions	2,146	15	2	9	(3)	—	(1)	(1)	1
Death benefits	(2,128,067)	(493,142)	(17,227)	(16,572)	16,082	—	(31,222)	(73,369)	(2,430)
Net annuity transactions	(81,689)	(31,354)	(16,113)	—	2,307	—	48,794	8,550	(330)
Net increase (decrease) in net assets resulting from unit transactions	(19,818,775)	(4,074,006)	(1,729,041)	(264,697)	(203,564)	42	(277,683)	(308,471)	(119,544)
Net increase (decrease) in net assets	8,331,596	1,260,767	(857,059)	183,264	59,382	665	(140,817)	179,115	(46,590)

Net assets:
Beginning of period	102,729,347	26,228,613	3,162,910	1,690,996	964,588	2,406	2,156,460	2,528,501	362,569
End of period	$111,060,943	$27,489,380	$2,305,851	$1,874,260	$1,023,970	$3,071	$2,015,643	$2,707,616	$315,979

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Templeton Growth VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,133	$41,624	$3,308,923	$(61,866)	$370,849	$(41,285)	$(351,599)	$(438,091)	$533,247	$108,276
Net realized gain (loss) on security transactions	(5,043)	722,720	(342,879)	174,260	(676,668)	150,146	890,535	565,262	(144,361)	584,032
Net realized gain distributions	113,181	1,220,137	—	1,984,965	11,741,827	508,146	5,698,654	5,377,273	—	1,069,401
Change in unrealized appreciation (depreciation) during the period	(44,692)	947,173	8,753,833	2,649,249	12,656,339	387,383	8,005,818	1,502,686	1,065,173	4,543,298
Net increase (decrease) in net assets resulting from operations	69,579	2,931,654	11,719,877	4,746,608	24,092,347	1,004,390	14,243,408	7,007,130	1,454,059	6,305,007

Unit transactions:
Purchases	—	3,820	508,316	32,330	191,386	2,220	166,825	16,136	7,222	107,399
Net transfers	(10,215)	646,645	3,429,477	(548,867)	(1,271,415)	97,783	(2,968,233)	(1,061,563)	5,434	(281,012)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(92,530)	(3,355,493)	(18,681,502)	(2,509,173)	(14,749,389)	(743,740)	(5,969,228)	(3,319,617)	(1,489,716)	(3,633,334)
Other transactions	—	(62)	244	(16)	50	(1)	(3,591)	682	1,164	(638)
Death benefits	—	(294,850)	(3,044,732)	(264,318)	(1,278,958)	(205,887)	(1,133,096)	(262,612)	(258,090)	(556,045)
Net annuity transactions	—	56,191	5,700	9,170	178,552	(501)	(260,972)	117,374	(35,674)	(7,659)
Net increase (decrease) in net assets resulting from unit transactions	(102,745)	(2,943,749)	(17,782,497)	(3,280,874)	(16,929,774)	(850,126)	(10,168,295)	(4,509,600)	(1,769,660)	(4,371,289)
Net increase (decrease) in net assets	(33,166)	(12,095)	(6,062,620)	1,465,734	7,162,573	154,264	4,075,113	2,497,530	(315,601)	1,933,718

Net assets:
Beginning of period	601,112	15,052,412	136,730,818	17,344,909	97,282,222	3,630,024	47,947,439	25,183,391	11,637,805	27,031,634
End of period	$567,946	$15,040,317	$130,668,198	$18,810,643	$104,444,795	$3,784,288	$52,022,552	$27,680,921	$11,322,204	$28,965,352

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Trend Aggregation VA Fund	Rational Insider Buying VA Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(16,666)	$(10,863)	$42,752	$(160,285)	$(123,721)	$7,767	$322,905	$81,464	$11,260	$(18,144)
Net realized gain (loss) on security transactions	(4,701)	(70,493)	61,776	254,901	206,385	467,733	(402,087)	266,315	(20,281)	(51,569)
Net realized gain distributions	287,751	244,784	—	1,924,991	1,321,165	629,749	—	1,969,107	—	236,812
Change in unrealized appreciation (depreciation) during the period	254,886	357,379	56,826	1,296,312	842,514	754,693	1,345,421	2,247,733	67,696	87,903
Net increase (decrease) in net assets resulting from operations	521,270	520,807	161,354	3,315,919	2,246,343	1,859,942	1,266,239	4,564,619	58,675	255,002

Unit transactions:
Purchases	1,300	—	153,099	26,934	25,444	4,650	61,912	25,816	728	3,306
Net transfers	155,819	(60,942)	1,726,424	(632,728)	(138,202)	46,338	(1,055,955)	(173,861)	(10,841)	(56,711)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(284,757)	(201,309)	(3,656,061)	(1,575,058)	(1,122,981)	(900,098)	(5,583,606)	(2,732,840)	(147,386)	(178,192)
Other transactions	(6)	9	209	(3)	(189)	(531)	243	6	25	—
Death benefits	(84,633)	(64,711)	(346,529)	(118,027)	(150,809)	(124,356)	(1,051,458)	(321,417)	(32,991)	(39,218)
Net annuity transactions	(1,111)	—	50,803	(21,502)	43,504	93,566	5,328	24,601	(229)	(70)
Net increase (decrease) in net assets resulting from unit transactions	(213,388)	(326,953)	(2,072,055)	(2,320,384)	(1,343,233)	(880,431)	(7,623,536)	(3,177,695)	(190,694)	(270,885)
Net increase (decrease) in net assets	307,882	193,854	(1,910,701)	995,535	903,110	979,511	(6,357,297)	1,386,924	(132,019)	(15,883)

Net assets:
Beginning of period	1,473,533	1,907,248	13,823,556	9,926,554	7,094,358	6,805,131	37,759,908	18,844,362	1,064,443	1,216,359
End of period	$1,781,415	$2,101,102	$11,912,855	$10,922,089	$7,997,468	$7,784,642	$31,402,611	$20,231,286	$932,424	$1,200,476

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Calibrated Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,644)	$10	$357,597	$50,410	$(10,039)	$(4,306)	$15,158	$88	$43,450
Net realized gain (loss) on security transactions	(127,855)	25,082	5,643	643,903	13,663	14,491	53,504	252	35,459
Net realized gain distributions	154,799	174,424	—	2,317,702	53,182	20,071	78,484	451	341,325
Change in unrealized appreciation (depreciation) during the period	1,109,344	551,844	1,432,118	3,736,997	117,292	58,687	353,476	1,659	1,010,669
Net increase (decrease) in net assets resulting from operations	1,128,644	751,360	1,795,358	6,749,012	174,098	88,943	500,622	2,450	1,430,903

Unit transactions:
Purchases	6,765	—	9,839	131,408	—	—	—	—	20,332
Net transfers	(135,120)	(21,288)	9,164	(621,143)	89,419	(5,420)	(15,201)	(9)	858,609
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(760,548)	(413,602)	(2,119,965)	(4,338,699)	(17,558)	(34,177)	(243,776)	(400)	(520,030)
Other transactions	14	(280)	915	131	—	2	—	—	20
Death benefits	(28,119)	(28,517)	(270,314)	(823,458)	—	—	(68,018)	—	(213,016)
Net annuity transactions	(431)	(2,884)	80,133	36,188	—	(1,404)	(16,254)	—	146,294
Net increase (decrease) in net assets resulting from unit transactions	(917,439)	(466,571)	(2,290,228)	(5,615,573)	71,861	(40,999)	(343,249)	(409)	292,209
Net increase (decrease) in net assets	211,205	284,789	(494,870)	1,133,439	245,959	47,944	157,373	2,041	1,723,112

Net assets:
Beginning of period	6,015,406	3,229,294	16,186,479	34,845,524	420,021	319,151	2,876,049	8,584	4,725,646
End of period	$6,226,611	$3,514,083	$15,691,609	$35,978,963	$665,980	$367,095	$3,033,422	$10,625	$6,448,758

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$11,710	$45,774	$10,865	$(25,586)	$(171,303)	$(72,410)	$(42,575)	$(2,258)	$(4,190)	$(31,860)
Net realized gain (loss) on security transactions	11,856	12,829	(2,111)	(62,330)	366,924	404,478	(60,394)	92,218	(9,156)	43,809
Net realized gain distributions	87,994	—	—	305,795	637,345	601,049	289,585	95,224	54,261	277,292
Change in unrealized appreciation (depreciation) during the period	92,367	114,148	25,809	510,899	2,155,121	824,825	610,770	1,010,173	53,584	323,308
Net increase (decrease) in net assets resulting from operations	203,927	172,751	34,563	728,778	2,988,087	1,757,942	797,386	1,195,357	94,499	612,549

Unit transactions:
Purchases	—	738	1,000	1,778	1,495	145	5,347	—	—	4,813
Net transfers	(3,483)	77,590	(3,277)	(88,603)	(638,082)	(380,366)	51,396	(80,906)	(1,165)	272,857
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(71,135)	(143,960)	(27,197)	(761,312)	(829,003)	(2,199,953)	(377,174)	(240,830)	(40,192)	(278,592)
Other transactions	1	—	2	(94)	(1)	648	345	—	—	(2)
Death benefits	(36,710)	(63,068)	—	(60,593)	(25,730)	(44,688)	(56,742)	(141,075)	—	(27,325)
Net annuity transactions	16,976	(7,184)	—	15,385	(87,329)	(3,237)	(9,538)	(34,676)	—	15,644
Net increase (decrease) in net assets resulting from unit transactions	(94,351)	(135,884)	(29,472)	(893,439)	(1,578,650)	(2,627,451)	(386,366)	(497,487)	(41,357)	(12,605)
Net increase (decrease) in net assets	109,576	36,867	5,091	(164,661)	1,409,437	(869,509)	411,020	697,870	53,142	599,944

Net assets:
Beginning of period	1,140,068	2,032,369	287,929	4,590,550	10,336,986	4,677,394	3,629,361	4,656,200	378,396	1,680,092
End of period	$1,249,644	$2,069,236	$293,020	$4,425,889	$11,746,423	$3,807,885	$4,040,381	$5,354,070	$431,538	$2,280,036

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(213,226)	$(445,835)	$(32,597)	$(287,265)	$221,938	$233	$(26,605)	$30,599	$(19,261)	$(32,787)
Net realized gain (loss) on security transactions	422,520	1,251,283	66,036	141,226	(375,063)	8,114	90,648	(3,645)	(215,488)	429,538
Net realized gain distributions	1,349,144	7,713,965	601,563	1,729,344	—	55,570	255,292	120,439	24,515	969,367
Change in unrealized appreciation (depreciation) during the period	2,486,961	5,249,177	312,279	2,422,403	1,221,273	189,776	238,746	207,860	3,026,808	957,214
Net increase (decrease) in net assets resulting from operations	4,045,399	13,768,590	947,281	4,005,708	1,068,148	253,693	558,081	355,253	2,816,574	2,323,332

Unit transactions:
Purchases	33,609	199,855	4,840	44,901	57,325	600	—	3,290	52,782	20,351
Net transfers	(451,822)	(1,912,318)	(39,722)	605,112	(56,080)	757	(26,730)	178,235	99,272	2,812
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,790,283)	(7,081,456)	(410,438)	(2,505,253)	(1,488,662)	(258,185)	(230,363)	(303,182)	(1,636,122)	(1,293,893)
Other transactions	(442)	893	16	(521)	(169)	(186)	—	10	(579)	(28)
Death benefits	(274,620)	(934,096)	(49,673)	(323,887)	(242,062)	(65,071)	(13,814)	(32,523)	(263,206)	(237,180)
Net annuity transactions	(58,343)	(10,060)	10,628	(34,022)	(552)	(888)	(22,303)	(357)	(43,009)	(2,246)
Net increase (decrease) in net assets resulting from unit transactions	(2,541,901)	(9,737,182)	(484,349)	(2,213,670)	(1,730,200)	(322,973)	(293,210)	(154,527)	(1,790,862)	(1,510,184)
Net increase (decrease) in net assets	1,503,498	4,031,408	462,932	1,792,038	(662,052)	(69,280)	264,871	200,726	1,025,712	813,148

Net assets:
Beginning of period	12,817,393	50,073,441	3,383,806	17,062,935	11,831,636	1,747,064	1,744,105	1,892,084	12,802,078	8,383,851
End of period	$14,320,891	$54,104,849	$3,846,738	$18,854,973	$11,169,584	$1,677,784	$2,008,976	$2,092,810	$13,827,790	$9,196,999

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(26,857)	$(99,460)	$(2,629)	$26,861	$(2,378)	$(6,721)	$8,237	$(645)	$(1,450)	$17,664
Net realized gain (loss) on security transactions	168,073	(1,052,676)	44,905	171,183	(5,263)	(152,619)	365,057	8,293	1,018	(81,736)
Net realized gain distributions	433,325	1,163,093	80,308	423,761	26,595	1,077,116	1,948,553	4,668	10,564	286,511
Change in unrealized appreciation (depreciation) during the period	318,388	2,120,032	228,843	579,984	21,545	1,277,818	884,212	(26)	13,145	(140,143)
Net increase (decrease) in net assets resulting from operations	892,929	2,130,989	351,427	1,201,789	40,499	2,195,594	3,206,059	12,290	23,277	82,296

Unit transactions:
Purchases	4,112	24,696	1,169	2,200	—	102,596	30,091	—	—	360
Net transfers	(179,582)	670,667	160,257	(90,651)	15,217	(454,575)	176,621	(35,891)	—	90,780
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(456,667)	(1,225,877)	(184,555)	(575,614)	(21,761)	(1,962,584)	(2,205,297)	(13,896)	(29,765)	(91,194)
Other transactions	20	549	1	(23)	—	(224)	(599)	—	—	(1)
Death benefits	(18,514)	(137,266)	(26,200)	(51,911)	—	(273,540)	(236,969)	—	—	(25,782)
Net annuity transactions	(590)	(11,112)	—	(3,498)	630	45,684	(28,849)	—	—	(1,064)
Net increase (decrease) in net assets resulting from unit transactions	(651,221)	(678,343)	(49,328)	(719,497)	(5,914)	(2,542,643)	(2,265,002)	(49,787)	(29,765)	(26,901)
Net increase (decrease) in net assets	241,708	1,452,646	302,099	482,292	34,585	(347,049)	941,057	(37,497)	(6,488)	55,395

Net assets:
Beginning of period	2,809,061	9,580,284	1,634,056	4,527,826	137,984	10,429,519	14,727,416	72,136	80,718	616,687
End of period	$3,050,769	$11,032,930	$1,936,155	$5,010,118	$172,569	$10,082,470	$15,668,473	$34,639	$74,230	$672,082

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,754)	$(472)	$13,492	$(2,550)	$(3,472)
Net realized gain (loss) on security transactions	68,011	319	(20,619)	68	4,500
Net realized gain distributions	173,421	7,516	52,730	39,472	25,057
Change in unrealized appreciation (depreciation) during the period	20,711	9,659	221,592	55,250	78,166
Net increase (decrease) in net assets resulting from operations	244,389	17,022	267,195	92,240	104,251

Unit transactions:
Purchases	1,245	—	—	—	—
Net transfers	54,986	—	(39,084)	(150,927)	(30,167)
Net interfund transfers due to corporate actions	—	—	—	—	—
Surrenders for benefit payments and fees	(147,718)	(1,900)	(58,425)	(7,871)	(2,054)
Other transactions	(512)	(1)	—	(1)	(1)
Death benefits	(37,172)	—	(70,590)	—	—
Net annuity transactions	(11,794)	—	1,619	—	—
Net increase (decrease) in net assets resulting from unit transactions	(140,965)	(1,901)	(166,480)	(158,799)	(32,222)
Net increase (decrease) in net assets	103,424	15,121	100,715	(66,559)	72,029

Net assets:
Beginning of period	1,016,424	57,093	1,101,148	393,262	287,667
End of period	$1,119,848	$72,214	$1,201,863	$326,703	$359,696

The accompanying notes are an integral part of these financial statements.
(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Bond Fund, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Rational Trend Aggregation VA Fund, Rational Insider Buying VA Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio (Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio), Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Morgan Stanley VIF Global Franchise Portfolio, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Merged assets from Invesco V.I. Mid Cap Growth Fund), Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Main Street Fund®++, Invesco Oppenheimer V.I. Main Street Small Cap Fund®++, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I.
American Franchise Fund, Invesco V.I. Mid Cap Growth Fund (Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Opportunity Fund, Morgan Stanley VIF Global Infrastructure Portfolio, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

c) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

d) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Charge maximum of 0.30%
MAV Plus Death Benefit Charge maximum of 0.30%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio	$759,243	$1,658,294
AB VPS International Value Portfolio	$2,912,186	$3,574,449
AB VPS Small/Mid Cap Value Portfolio	$577,679	$1,178,053
AB VPS International Growth Portfolio	$311,048	$325,640
Invesco V.I. Government Securities Fund	$14,931	$17,664
Invesco V.I. High Yield Fund	$19,224	$52,876
Invesco V.I. International Growth Fund	$597	$641
Invesco V.I. Diversified Dividend Fund	$318,823	$749,937
Invesco V.I. Government Money Market Fund	$15,809,941	$13,754,165
AB VPS Growth and Income Portfolio	$2,199,763	$1,820,266
American Funds Insurance Series® Bond Fund	$3,996	$3,742
American Funds Insurance Series® Global Growth Fund	$99,419	$434,673
American Funds Insurance Series® Growth Fund	$377,316	$1,878,440
American Funds Insurance Series® Growth-Income Fund	$413,605	$1,227,174
American Funds Insurance Series® International Fund	$74,440	$282,528
American Funds Insurance Series® Global Small Capitalization Fund	$51,028	$112,038
Wells Fargo VT Omega Growth Fund	$47,381	$92,637
Fidelity® VIP Equity-Income Portfolio	$2,253,083	$2,663,565
Fidelity® VIP Growth Portfolio	$4,295,119	$3,490,005
Fidelity® VIP Contrafund® Portfolio	$2,608,861	$20,174,867
Fidelity® VIP Mid Cap Portfolio	$1,710,338	$5,084,675
Fidelity® VIP Value Strategies Portfolio	$194,076	$530,075
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$451,540	$570,199
Franklin Small-Mid Cap Growth VIP Fund	$170,557	$135,764
Franklin Small Cap Value VIP Fund	$798	$471
Franklin Strategic Income VIP Fund	$498,733	$615,983
Franklin Mutual Shares VIP Fund	$149,278	$501,677
Templeton Developing Markets VIP Fund	$24,041	$57,834
Templeton Growth VIP Fund	$12,366	$201,934
Hartford Balanced HLS Fund	$2,851,530	$3,429,546
Hartford Total Return Bond HLS Fund+	$31,441,687	$29,457,196
Hartford Capital Appreciation HLS Fund	$2,220,679	$4,512,624
Hartford Dividend and Growth HLS Fund+	$26,750,756	$16,467,470
Hartford Global Growth HLS Fund+	$1,626,421	$4,625,276
Hartford Disciplined Equity HLS Fund+	$42,527,526	$13,820,624
Hartford Growth Opportunities HLS Fund+	$15,399,237	$39,837,724
Hartford High Yield HLS Fund+	$1,224,995	$11,728,168
Hartford International Opportunities HLS Fund	$1,988,547	$6,451,528
Hartford MidCap Growth HLS Fund+	$687,519	$2,092,802
Hartford MidCap HLS Fund+	$3,420,981	$252,006
Hartford MidCap Value HLS Fund+	$227,430	$1,843,931
Hartford Ultrashort Bond HLS Fund+	$36,017,096	$6,304,273
Hartford Small Company HLS Fund	$3,092,611	$4,773,142
Hartford SmallCap Growth HLS Fund	$955,462	$1,792,193
Hartford Stock HLS Fund	$675,299	$1,035,077
Hartford U.S. Government Securities HLS Fund+	$9,132,644	$41,323,685
Hartford Value HLS Fund+	$3,946,559	$19,283,606
Rational Trend Aggregation VA Fund	$27,328	$137,789
Rational Insider Buying VA Fund	$105,537	$274,786
Lord Abbett Series Fund - Fundamental Equity Portfolio	$556,618	$1,006,859
Lord Abbett Series Fund - Dividend Growth Portfolio+	$344,170	$713,183
Lord Abbett Series Fund - Bond Debenture Portfolio	$1,945,834	$2,760,150
Lord Abbett Series Fund - Growth and Income Portfolio	$2,192,089	$4,957,176
MFS® Growth Series	$114,617	$80,657
MFS® Investors Trust Series	$45,210	$99,150
MFS® Total Return Series	$157,660	$651,284
MFS® Value Series	$1,660	$746
BlackRock S&P 500 Index V.I. Fund	$1,819,483	$1,851,336
Invesco V.I. Equity and Income Fund	$74,432	$167,207
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$1,392,033	$1,005,051
Morgan Stanley VIF Emerging Markets Debt Portfolio	$17,891	$44,109
Morgan Stanley VIF Emerging Markets Equity Portfolio	$831,661	$1,133,668
Morgan Stanley VIF Growth Portfolio	$1,810,964	$2,589,176
Morgan Stanley VIF Discovery Portfolio	$4,853,905	$4,128,722
Invesco V.I. American Value Fund	$199,103	$490,678
Invesco V.I. Equally-Weighted S&P 500 Fund	$171,225	$626,213
Morgan Stanley VIF Global Franchise Portfolio	$44,980	$42,605
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	$811,208	$658,116
Invesco Oppenheimer V.I. Capital Appreciation Fund	$2,894,518	$4,135,309
Invesco Oppenheimer V.I. Global Fund	$3,408,935	$9,893,101
Invesco Oppenheimer V.I. Main Street Fund®++	$514,087	$635,183
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	$2,076,382	$4,862,268
Putnam VT Diversified Income Fund	$1,576,908	$2,160,973
Putnam VT Global Asset Allocation Fund	$138,153	$240,900
Putnam VT Growth Opportunities Fund	$1,190,293	$1,007,564
Putnam VT International Value Fund	$336,575	$607,482
Putnam VT International Equity Fund	$736,693	$2,107,555
Putnam VT Multi-Cap Core Fund	$876,910	$1,820,813
Putnam VT Sustainable Leaders Fund	$663,800	$1,016,740
Putnam VT Small Cap Value Fund	$1,459,447	$2,105,647
Putnam VT George Putnam Balanced Fund	$374,349	$334,277
Putnam VT Equity Income Fund	$768,614	$1,154,212
Pioneer Fund VCT Portfolio	$15,768	$12,051
Invesco V.I. Growth and Income Fund	$467,132	$1,548,833
Invesco V.I. Comstock Fund	$1,873,449	$2,304,150
Invesco V.I. American Franchise Fund	$3,700	$2,892
Invesco V.I. Mid Cap Growth Fund+	$19,403	$71,302
Wells Fargo VT International Equity Fund	$71,957	$166,930
Wells Fargo VT Small Cap Growth Fund	$126,062	$476,770
Wells Fargo VT Opportunity Fund	$5,833	$34,391
Morgan Stanley VIF Global Infrastructure Portfolio	$36,237	$123,670
MFS® Core Equity Portfolio	$37,548	$41,561
MFS® Massachusetts Investors Growth Stock Portfolio	$30,394	$76,711

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	23,932	91,884	(67,952)
AB VPS International Value Portfolio	357,614	371,824	(14,210)
AB VPS Small/Mid Cap Value Portfolio	16,194	52,403	(36,209)
AB VPS International Growth Portfolio	18,145	30,586	(12,441)
Invesco V.I. Government Securities Fund	1,236	1,507	(271)
Invesco V.I. High Yield Fund	424	3,801	(3,377)
Invesco V.I. International Growth Fund	31	43	(12)
Invesco V.I. Diversified Dividend Fund	11,168	42,944	(31,776)
Invesco V.I. Government Money Market Fund	1,705,609	1,464,972	240,637
AB VPS Growth and Income Portfolio	162,071	169,088	(7,017)
American Funds Insurance Series® Bond Fund	318	330	(12)
American Funds Insurance Series® Global Growth Fund	1,209	12,447	(11,238)
American Funds Insurance Series® Growth Fund	1,787	49,604	(47,817)
American Funds Insurance Series® Growth-Income Fund	5,036	36,670	(31,634)
American Funds Insurance Series® International Fund	4,779	15,797	(11,018)
American Funds Insurance Series® Global Small Capitalization Fund	356	3,574	(3,218)
Wells Fargo VT Omega Growth Fund	12,145	33,123	(20,978)
Fidelity® VIP Equity-Income Portfolio	67,457	127,350	(59,893)
Fidelity® VIP Growth Portfolio	94,267	94,177	90
Fidelity® VIP Contrafund® Portfolio	64,165	594,946	(530,781)
Fidelity® VIP Mid Cap Portfolio	77,381	199,238	(121,857)
Fidelity® VIP Value Strategies Portfolio	4,046	25,570	(21,524)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	20,036	24,225	(4,189)
Franklin Small-Mid Cap Growth VIP Fund	817	6,101	(5,284)
Franklin Small Cap Value VIP Fund	36	22	14
Franklin Strategic Income VIP Fund	21,158	26,260	(5,102)
Franklin Mutual Shares VIP Fund	2,240	21,053	(18,813)
Templeton Developing Markets VIP Fund	201	2,203	(2,002)
Templeton Growth VIP Fund	1,038	12,109	(11,071)
Hartford Balanced HLS Fund	481,125	1,088,444	(607,319)
Hartford Total Return Bond HLS Fund+	9,175,210	10,502,393	(1,327,183)
Hartford Capital Appreciation HLS Fund	32,925	158,022	(125,097)
Hartford Dividend and Growth HLS Fund+	4,548,961	3,657,999	890,962
Hartford Global Growth HLS Fund+	55,751	954,967	(899,216)
Hartford Disciplined Equity HLS Fund+	9,386,353	3,270,152	6,116,201
Hartford Growth Opportunities HLS Fund+	452,966	5,346,411	(4,893,445)
Hartford High Yield HLS Fund+	159,912	3,935,679	(3,775,767)
Hartford International Opportunities HLS Fund	699,839	2,623,399	(1,923,560)
Hartford MidCap Growth HLS Fund+	8,191	88,847	(80,656)
Hartford MidCap HLS Fund+	352,681	21,958	330,723
Hartford MidCap Value HLS Fund+	4,347	87,746	(83,399)
Hartford Ultrashort Bond HLS Fund+	28,937,154	4,750,782	24,186,372
Hartford Small Company HLS Fund	308,112	889,753	(581,641)
Hartford SmallCap Growth HLS Fund	201,037	449,919	(248,882)
Hartford Stock HLS Fund	34,815	312,130	(277,315)
Hartford U.S. Government Securities HLS Fund+	6,310,587	30,906,967	(24,596,380)
Hartford Value HLS Fund+	526,343	7,296,728	(6,770,385)
Rational Trend Aggregation VA Fund	9,368	56,989	(47,621)
Rational Insider Buying VA Fund	13,620	93,931	(80,311)
Lord Abbett Series Fund - Fundamental Equity Portfolio	26,304	41,533	(15,229)
Lord Abbett Series Fund - Dividend Growth Portfolio+	9,577	25,350	(15,773)
Lord Abbett Series Fund - Bond Debenture Portfolio	70,739	133,600	(62,861)
Lord Abbett Series Fund - Growth and Income Portfolio	110,114	253,249	(143,135)
MFS® Growth Series	2,113	2,361	(248)
MFS® Investors Trust Series	1,610	4,500	(2,890)
MFS® Total Return Series	1,404	25,032	(23,628)
MFS® Value Series	56	30	26
BlackRock S&P 500 Index V.I. Fund	117,387	165,654	(48,267)
Invesco V.I. Equity and Income Fund	62	7,719	(7,657)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	88,691	57,495	31,196
Morgan Stanley VIF Emerging Markets Debt Portfolio	773	1,830	(1,057)
Morgan Stanley VIF Emerging Markets Equity Portfolio	42,480	63,553	(21,073)
Morgan Stanley VIF Growth Portfolio	24,916	82,587	(57,671)
Morgan Stanley VIF Discovery Portfolio	73,840	72,417	1,423
Invesco V.I. American Value Fund	7,847	19,728	(11,881)
Invesco V.I. Equally-Weighted S&P 500 Fund	1,112	10,168	(9,056)
Morgan Stanley VIF Global Franchise Portfolio	9	824	(815)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	21,128	21,539	(411)
Invesco Oppenheimer V.I. Capital Appreciation Fund	33,281	148,703	(115,422)
Invesco Oppenheimer V.I. Global Fund	64,817	358,333	(293,516)
Invesco Oppenheimer V.I. Main Street Fund®++	5,152	23,082	(17,930)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	97,336	184,127	(86,791)
Putnam VT Diversified Income Fund	41,339	90,642	(49,303)
Putnam VT Global Asset Allocation Fund	1,215	4,885	(3,670)
Putnam VT Growth Opportunities Fund	63,193	58,227	4,966
Putnam VT International Value Fund	39,784	74,698	(34,914)
Putnam VT International Equity Fund	34,903	116,915	(82,012)
Putnam VT Multi-Cap Core Fund	26,502	83,279	(56,777)
Putnam VT Sustainable Leaders Fund	10,733	26,290	(15,557)
Putnam VT Small Cap Value Fund	60,761	63,416	(2,655)
Putnam VT George Putnam Balanced Fund	11,513	14,633	(3,120)
Putnam VT Equity Income Fund	12,203	34,819	(22,616)
Pioneer Fund VCT Portfolio	16	2,638	(2,622)
Invesco V.I. Growth and Income Fund	9,777	54,326	(44,549)
Invesco V.I. Comstock Fund	55,336	80,067	(24,731)
Invesco V.I. American Franchise Fund	19	56	(37)
Invesco V.I. Mid Cap Growth Fund+	—	2,662	(2,662)
Wells Fargo VT International Equity Fund	47,989	129,594	(81,605)
Wells Fargo VT Small Cap Growth Fund	3,943	15,832	(11,889)
Wells Fargo VT Opportunity Fund	—	1,125	(1,125)
Morgan Stanley VIF Global Infrastructure Portfolio	5,403	13,226	(7,823)
MFS® Core Equity Portfolio	1,020	2,009	(989)
MFS® Massachusetts Investors Growth Stock Portfolio	20	3,935	(3,915)

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	8,173	184,734	(176,561)
AB VPS International Value Portfolio	259,542	394,013	(134,471)
AB VPS Small/Mid Cap Value Portfolio	11,234	55,338	(44,104)
AB VPS International Growth Portfolio	5,639	36,703	(31,064)
Invesco V.I. Government Securities Fund	3,711	9,432	(5,721)
Invesco V.I. High Yield Fund	1,435	3,209	(1,774)
Invesco V.I. International Growth Fund	9	38	(29)
Invesco V.I. Diversified Dividend Fund	4,649	39,134	(34,485)
Invesco V.I. Government Money Market Fund	986,430	1,176,335	(189,905)
AB VPS Growth and Income Portfolio	1,341,065	154,500	1,186,565
American Funds Insurance Series® Bond Fund	106	275	(169)
American Funds Insurance Series® Global Growth Fund	131	9,089	(8,958)
American Funds Insurance Series® Growth Fund	3,350	54,292	(50,942)
American Funds Insurance Series® Growth-Income Fund	1,542	28,807	(27,265)
American Funds Insurance Series® International Fund	4,708	23,414	(18,706)
American Funds Insurance Series® Global Small Capitalization Fund	818	6,743	(5,925)
Wells Fargo VT Omega Growth Fund	101	5,028	(4,927)
Fidelity® VIP Equity-Income Portfolio	25,509	299,722	(274,213)
Fidelity® VIP Growth Portfolio	28,936	172,863	(143,927)
Fidelity® VIP Contrafund® Portfolio	57,841	804,513	(746,672)
Fidelity® VIP Mid Cap Portfolio	25,277	190,669	(165,392)
Fidelity® VIP Value Strategies Portfolio	17,503	102,421	(84,918)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	3,366	16,686	(13,320)
Franklin Small-Mid Cap Growth VIP Fund	1,608	12,024	(10,416)
Franklin Small Cap Value VIP Fund	15	12	3
Franklin Strategic Income VIP Fund	5,729	19,489	(13,760)
Franklin Mutual Shares VIP Fund	1,207	15,432	(14,225)
Templeton Developing Markets VIP Fund	1,221	6,790	(5,569)
Templeton Growth VIP Fund	303	7,476	(7,173)
Hartford Balanced HLS Fund	288,202	1,028,578	(740,376)
Hartford Total Return Bond HLS Fund	3,376,830	10,482,874	(7,106,044)
Hartford Capital Appreciation HLS Fund	23,785	158,914	(135,129)
Hartford Dividend and Growth HLS Fund	534,243	4,504,304	(3,970,061)
Hartford Global Growth HLS Fund	34,700	261,380	(226,680)
Hartford Disciplined Equity HLS Fund	547,489	3,429,375	(2,881,886)
Hartford Growth Opportunities HLS Fund	248,753	1,076,205	(827,452)
Hartford High Yield HLS Fund	102,390	799,800	(697,410)
Hartford International Opportunities HLS Fund	457,093	2,520,885	(2,063,792)
Hartford MidCap Growth HLS Fund	10,651	21,216	(10,565)
Hartford MidCap Value HLS Fund	10,966	24,999	(14,033)
Hartford Ultrashort Bond HLS Fund	1,950,073	3,983,575	(2,033,502)
Hartford Small Company HLS Fund	164,621	702,653	(538,032)
Hartford SmallCap Growth HLS Fund	87,863	409,118	(321,255)
Hartford Stock HLS Fund	158,737	428,612	(269,875)
Hartford U.S. Government Securities HLS Fund	2,411,263	8,587,035	(6,175,772)
Hartford Value HLS Fund	195,111	1,436,289	(1,241,178)
Rational Trend Aggregation VA Fund	8,517	93,647	(85,130)
Rational Insider Buying VA Fund	15,709	119,230	(103,521)
Lord Abbett Series Fund - Fundamental Equity Portfolio	8,870	50,000	(41,130)
Lord Abbett Series Fund - Calibrated Dividend Growth Portfolio	7,179	26,818	(19,639)
Lord Abbett Series Fund - Bond Debenture Portfolio	33,498	151,565	(118,067)
Lord Abbett Series Fund - Growth and Income Portfolio	29,831	330,637	(300,806)
MFS® Growth Series	10,031	5,442	4,589
MFS® Investors Trust Series	296	3,007	(2,711)
MFS® Total Return Series	936	16,494	(15,558)
MFS® Value Series	27	43	(16)
BlackRock S&P 500 Index V.I. Fund	112,059	83,032	29,027
Invesco V.I. Equity and Income Fund	1,730	7,091	(5,361)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	8,626	18,121	(9,495)
Morgan Stanley VIF Emerging Markets Debt Portfolio	50	1,913	(1,863)
Morgan Stanley VIF Emerging Markets Equity Portfolio	9,263	59,342	(50,079)
Morgan Stanley VIF Growth Portfolio	9,383	67,961	(58,578)
Morgan Stanley VIF Discovery Portfolio	5,428	77,686	(72,258)
Invesco V.I. American Value Fund	6,776	23,048	(16,272)
Invesco V.I. Equally-Weighted S&P 500 Fund	926	12,358	(11,432)
Morgan Stanley VIF Global Franchise Portfolio	10	1,156	(1,146)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	15,859	16,914	(1,055)
Invesco Oppenheimer V.I. Capital Appreciation Fund	25,138	139,746	(114,608)
Invesco Oppenheimer V.I. Global Fund	42,484	457,639	(415,155)
Invesco Oppenheimer V.I. Main Street Fund® ++	5,562	27,920	(22,358)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® ++	50,160	137,631	(87,471)
Putnam VT Diversified Income Fund	18,442	92,257	(73,815)
Putnam VT Global Asset Allocation Fund	1,393	13,400	(12,007)
Putnam VT Growth Opportunities Fund	10,345	28,805	(18,460)
Putnam VT International Value Fund	31,673	48,818	(17,145)
Putnam VT International Equity Fund	32,598	145,664	(113,066)
Putnam VT Multi-Cap Core Fund	17,627	97,514	(79,887)
Putnam VT Sustainable Leaders Fund	6,528	27,075	(20,547)
Putnam VT Small Cap Value Fund	31,492	49,544	(18,052)
Putnam VT George Putnam Balanced Fund	11,255	15,089	(3,834)
Putnam VT Equity Income Fund	3,385	25,930	(22,545)
Pioneer Fund VCT Portfolio	1,581	10,340	(8,759)
Invesco V.I. Growth and Income Fund	7,952	95,658	(87,706)
Invesco V.I. Comstock Fund	26,522	105,308	(78,786)
Invesco V.I. American Franchise Fund	53	1,845	(1,792)
Invesco V.I. Mid Cap Growth Fund	—	1,154	(1,154)
Wells Fargo VT International Equity Fund	73,736	90,410	(16,674)
Wells Fargo VT Small Cap Growth Fund	8,016	12,670	(4,654)
Wells Fargo VT Opportunity Fund	—	82	(82)
Morgan Stanley VIF Global Infrastructure Portfolio	145	13,450	(13,305)
MFS® Core Equity Portfolio	55	11,402	(11,347)
MFS® Massachusetts Investors Growth Stock Portfolio	278	2,303	(2,025)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio
2020	364,048	$21.227030	to	$22.227308	$7,283,438	0.75%	to	2.65%	2.16%	to	2.17%	6.40%	to	8.44%
2019	432,000	$19.951070	to	$20.498130	$7,999,956	0.75%	to	2.65%	2.33%	to	2.56%	15.11%	to	17.32%
2018	608,561	$17.331636	to	$17.471999	$9,653,465	0.75%	to	2.65%	1.38%	to	1.69%	(8.86)%	to	(7.11)%
2017	723,068	$18.809106	to	$19.016030	$12,448,178	0.75%	to	2.65%	1.82%	to	1.83%	12.60%	to	14.76%
2016	899,110	$16.390174	to	$16.888137	$13,522,592	0.75%	to	2.65%	1.81%	to	1.81%	1.71%	to	3.66%
AB VPS International Value Portfolio
2020	2,282,019	$11.449274	to	$13.264223	$23,395,140	0.75%	to	2.70%	1.56%	to	1.58%	(0.51)%	to	1.45%
2019	2,296,229	$11.285929	to	$13.332472	$23,373,986	0.75%	to	2.70%	0.82%	to	0.83%	13.68%	to	15.92%
2018	2,430,700	$9.736154	to	$11.727917	$21,495,004	0.75%	to	2.70%	0.62%	to	1.12%	(25.03)%	to	(23.55)%
2017	2,582,898	$12.735796	to	$15.714943	$30,058,058	0.75%	to	2.65%	1.62%	to	1.87%	21.83%	to	24.16%
2016	3,145,857	$10.257571	to	$12.899580	$29,656,521	0.75%	to	2.65%	0.98%	to	1.11%	(3.40)%	to	(1.54)%
AB VPS Small/Mid Cap Value Portfolio
2020	202,314	$27.915509	to	$32.367390	$5,235,770	0.95%	to	2.65%	0.80%	to	0.87%	0.36%	to	2.08%
2019	238,523	$27.346891	to	$32.251700	$6,079,317	0.95%	to	2.65%	0.32%	to	0.32%	16.77%	to	18.77%
2018	282,627	$23.025162	to	$27.619903	$6,073,710	0.95%	to	2.65%	0.19%	to	0.23%	(17.51)%	to	(16.10)%
2017	350,567	$27.442280	to	$33.483370	$9,105,093	0.95%	to	2.65%	0.24%	to	0.24%	9.90%	to	11.78%
2016	445,681	$24.549595	to	$30.467193	$10,421,285	0.95%	to	2.65%	0.25%	to	0.35%	21.53%	to	23.61%
AB VPS International Growth Portfolio
2020	127,157	$13.753754	to	$21.998874	$1,618,236	0.75%	to	2.65%	1.01%	to	1.13%	26.21%	to	28.63%
2019	139,598	$10.692174	to	$17.429695	$1,391,135	0.75%	to	2.65%	0.27%	to	0.28%	23.91%	to	26.28%
2018	170,662	$8.466970	to	$14.066716	$1,351,802	0.75%	to	2.65%	0.42%	to	0.42%	(19.76)%	to	(18.22)%
2017	234,249	$10.352857	to	$17.530009	$2,284,998	0.75%	to	2.65%	—%	to	0.95%	31.12%	to	33.63%
2016	211,153	$7.465133	to	$13.369811	$1,550,745	1.15%	to	2.65%	—%	to	—%	(9.50)%	to	(8.13)%
Invesco V.I. Government Securities Fund
2020	11,316	$9.895252	to	$10.701582	$116,052	1.80%	to	2.60%	2.20%	to	2.30%	3.25%	to	4.08%
2019	11,587	$9.583613	to	$10.281978	$114,672	1.80%	to	2.60%	—%	to	2.28%	3.04%	to	3.86%
2018	17,308	$9.301261	to	$10.055015	$166,254	1.60%	to	2.60%	—%	to	1.97%	(2.28)%	to	(1.30)%
2017	21,123	$9.518226	to	$10.187182	$208,391	1.60%	to	2.60%	1.88%	to	1.90%	(0.89)%	to	0.11%
2016	19,735	$9.603736	to	$10.176426	$195,372	1.60%	to	2.60%	1.75%	to	1.76%	(1.59)%	to	(0.60)%
Invesco V.I. High Yield Fund
2020	18,076	$12.318201	to	$14.197131	$249,630	1.40%	to	2.85%	5.60%	to	5.74%	0.42%	to	1.88%
2019	21,453	$12.267129	to	$13.934818	$291,710	1.40%	to	2.85%	5.69%	to	5.92%	10.32%	to	11.93%
2018	23,227	$11.119509	to	$12.546798	$283,427	1.30%	to	2.85%	4.89%	to	5.04%	(6.07)%	to	(4.60)%
2017	28,042	$11.837868	to	$13.151881	$359,625	1.30%	to	2.85%	3.94%	to	4.06%	3.31%	to	4.93%
2016	29,000	$11.458239	to	$12.534333	$355,217	1.30%	to	2.85%	4.07%	to	4.19%	8.09%	to	9.78%
Invesco V.I. International Growth Fund
2020	410	$16.188985	to	$16.188985	$6,633	1.00%	to	1.00%	2.16%	to	2.16%	12.61%	to	12.61%
2019	422	$14.376364	to	$14.376364	$6,074	1.00%	to	1.00%	1.27%	to	1.27%	26.96%	to	26.96%
2018	451	$11.323201	to	$11.323201	$5,105	1.00%	to	1.00%	1.85%	to	1.85%	(16.05)%	to	(16.05)%
2017	429	$13.487788	to	$13.487788	$5,792	1.00%	to	1.00%	1.25%	to	1.25%	21.51%	to	21.51%
2016	446	$11.100574	to	$11.100574	$4,953	1.00%	to	1.00%	1.19%	to	1.19%	(1.69)%	to	(1.69)%
Invesco V.I. Diversified Dividend Fund
2020	211,728	$19.288869	to	$22.342569	$4,650,041	1.30%	to	2.55%	2.78%	to	3.04%	(2.65)%	to	(1.15)%
2019	243,504	$19.813869	to	$22.602936	$5,421,761	1.30%	to	2.55%	2.64%	to	2.88%	21.63%	to	23.48%
2018	277,989	$16.289988	to	$18.305504	$5,021,119	1.30%	to	2.55%	2.12%	to	2.36%	(10.14)%	to	(8.77)%
2017	302,356	$18.127285	to	$20.064782	$5,995,064	1.30%	to	2.55%	1.47%	to	1.67%	5.62%	to	7.17%
2016	366,620	$17.162822	to	$18.721996	$6,791,507	1.30%	to	2.55%	1.12%	to	1.30%	11.65%	to	13.33%
Invesco V.I. Government Money Market Fund
2020	1,716,817	$9.017706	to	$9.872922	$16,039,372	0.75%	to	2.85%	0.21%	to	0.26%	(2.60)%	to	(0.46)%
2019	1,476,180	$9.258696	to	$9.918056	$13,983,602	0.75%	to	2.85%	0.71%	to	1.63%	(1.21)%	to	1.14%
2018	1,666,085	$9.372312	to	$9.806648	$15,733,351	0.75%	to	2.85%	0.11%	to	1.29%	(1.55)%	to	0.79%
2017	1,441,638	$9.519851	to	$9.552668	$13,623,229	1.15%	to	2.85%	0.31%	to	0.53%	(2.50)%	to	(0.59)%
2016	1,781,072	$9.609050	to	$9.764366	$16,984,514	1.15%	to	2.85%	0.03%	to	0.09%	(2.36)%	to	(1.05)%
AB VPS Growth and Income Portfolio
2020	1,179,548	$10.911315	to	$11.299007	$13,133,741	0.75%	to	2.65%	1.34%	to	1.38%	(0.21)%	to	1.71%
2019♦	1,186,565	$10.933892	to	$11.109324	$13,093,914	0.75%	to	2.65%	0.91%	to	1.01%	9.34%	to	11.09%
American Funds Insurance Series® Bond Fund
2020	1,561	$11.485731	to	$11.485731	$17,932	1.00%	to	1.00%	1.92%	to	1.92%	8.29%	to	8.29%
2019	1,573	$10.606271	to	$10.606271	$16,683	1.00%	to	1.00%	2.40%	to	2.40%	8.00%	to	8.00%
2018	1,742	$9.820978	to	$9.820978	$17,107	1.00%	to	1.00%	2.28%	to	2.28%	(1.87)%	to	(1.87)%
2017♦	1,693	$10.008353	to	$10.008353	$16,945	1.00%	to	1.00%	1.44%	to	1.44%	0.08%	to	0.08%
American Funds Insurance Series® Global Growth Fund
2020	49,260	$40.216053	to	$49.230442	$1,782,290	1.40%	to	2.85%	0.34%	to	0.35%	26.80%	to	28.65%
2019	60,498	$31.715873	to	$38.266289	$1,722,482	1.40%	to	2.85%	1.07%	to	1.08%	31.48%	to	33.40%
2018	69,456	$24.122725	to	$28.686099	$1,496,986	1.40%	to	2.85%	0.63%	to	0.64%	(11.60)%	to	(10.31)%
2017	75,173	$27.288351	to	$31.982985	$1,817,248	1.40%	to	2.85%	0.64%	to	0.67%	27.78%	to	29.64%
2016	82,343	$21.355968	to	$24.670049	$1,542,710	1.40%	to	2.85%	0.89%	to	0.90%	(2.21)%	to	(0.78)%
American Funds Insurance Series® Growth Fund
2020	310,675	$20.435039	to	$57.594694	$13,519,557	1.00%	to	2.85%	0.22%	to	0.30%	47.81%	to	50.21%
2019	358,492	$13.604692	to	$38.964778	$10,424,084	1.00%	to	2.85%	0.57%	to	0.74%	27.10%	to	29.14%
2018	409,434	$10.534660	to	$30.656789	$9,213,683	1.00%	to	2.85%	0.25%	to	0.42%	(3.05)%	to	(1.49)%
2017	490,877	$10.694479	to	$31.621627	$11,038,179	1.00%	to	2.85%	0.32%	to	0.50%	6.94%	to	24.69%
2016	542,225	$2.376330	to	$25.360359	$9,667,519	1.30%	to	2.85%	0.77%	to	0.77%	6.41%	to	8.07%
American Funds Insurance Series® Growth-Income Fund
2020	205,888	$35.399020	to	$36.478870	$7,023,596	1.40%	to	2.85%	1.33%	to	1.57%	10.36%	to	11.97%
2019	237,522	$32.077355	to	$32.580003	$7,270,258	1.40%	to	2.85%	1.64%	to	1.65%	22.59%	to	24.38%
2018	264,787	$26.165699	to	$26.193233	$6,537,074	1.40%	to	2.85%	1.37%	to	1.40%	(4.55)%	to	(3.15)%
2017	302,844	$27.045858	to	$27.412266	$7,715,859	1.40%	to	2.85%	1.38%	to	1.38%	18.95%	to	20.68%
2016	337,759	$22.410950	to	$23.046088	$7,161,110	1.40%	to	2.85%	1.43%	to	1.46%	8.39%	to	9.97%
American Funds Insurance Series® International Fund
2020	165,483	$12.522654	to	$22.929991	$2,542,093	1.00%	to	2.65%	0.46%	to	0.66%	10.99%	to	12.53%
2019	176,501	$11.128469	to	$20.659169	$2,465,356	1.00%	to	2.65%	1.29%	to	1.41%	19.67%	to	21.45%
2018	195,207	$9.163194	to	$17.263574	$2,303,597	1.00%	to	2.65%	1.56%	to	1.67%	(15.41)%	to	(14.27)%
2017	220,064	$10.688456	to	$20.407695	$3,083,255	1.00%	to	2.65%	0.97%	to	1.30%	6.88%	to	28.69%
2016	242,437	$1.984441	to	$15.857752	$2,682,024	1.30%	to	2.65%	1.36%	to	1.42%	0.82%	to	2.19%
American Funds Insurance Series® Global Small Capitalization Fund
2020	20,583	$37.491086	to	$47.897070	$793,940	1.40%	to	2.65%	0.16%	to	0.17%	26.33%	to	27.92%
2019	23,801	$29.676823	to	$37.443065	$717,282	1.40%	to	2.65%	0.15%	to	0.16%	28.08%	to	29.69%
2018	29,726	$23.170638	to	$28.871214	$692,233	1.40%	to	2.65%	0.08%	to	0.08%	(12.89)%	to	(11.79)%
2017	31,571	$26.598946	to	$32.730756	$840,664	1.40%	to	2.65%	0.43%	to	0.43%	22.60%	to	24.14%
2016	34,147	$16.063606	to	$26.365064	$731,002	1.40%	to	2.60%	0.25%	to	0.25%	(0.52)%	to	0.68%
Wells Fargo VT Omega Growth Fund
2020	83,746	$3.044475	to	$4.675376	$337,476	1.15%	to	2.10%	—%	to	—%	40.43%	to	41.77%
2019	104,724	$2.167953	to	$3.297851	$298,601	1.15%	to	2.10%	—%	to	—%	34.54%	to	35.83%
2018	109,651	$2.428003	to	$33.597598	$230,449	1.15%	to	2.35%	—%	to	—%	(1.82)%	to	(0.63)%
2017	92,984	$2.443408	to	$34.219060	$215,484	1.15%	to	2.35%	0.23%	to	0.24%	31.82%	to	33.41%
2016	98,955	$1.831504	to	$18.353747	$173,236	1.15%	to	2.35%	—%	to	—%	(1.82)%	to	(0.39)%
Fidelity® VIP Equity-Income Portfolio
2020	813,376	$24.857625	to	$28.565809	$18,197,287	0.75%	to	2.65%	1.64%	to	1.67%	3.66%	to	5.65%
2019	873,269	$23.529296	to	$27.558115	$18,619,849	0.75%	to	2.65%	1.82%	to	1.88%	23.78%	to	26.16%
2018	1,147,482	$18.650784	to	$22.263151	$19,485,118	0.75%	to	2.65%	1.09%	to	2.06%	(10.93)%	to	(9.22)%
2017	1,399,875	$20.545195	to	$24.995281	$26,361,305	0.75%	to	2.65%	1.50%	to	1.51%	9.70%	to	11.81%
2016	1,633,981	$18.375412	to	$22.784113	$27,722,091	0.75%	to	2.65%	2.05%	to	2.18%	14.63%	to	16.83%
Fidelity® VIP Growth Portfolio
2020	292,390	$51.660305	to	$55.659715	$13,559,821	0.75%	to	2.65%	0.04%	to	0.05%	39.80%	to	42.48%
2019	292,300	$36.258606	to	$39.814253	$9,602,530	0.75%	to	2.65%	0.06%	to	0.06%	30.47%	to	32.98%
2018	436,227	$27.267150	to	$30.515239	$10,802,788	0.75%	to	2.65%	—%	to	0.04%	(3.04)%	to	(1.18)%
2017	500,662	$22.324574	to	$27.591662	$12,688,909	0.75%	to	2.40%	0.09%	to	0.26%	31.62%	to	33.81%
2016	559,109	$20.620242	to	$23.970125	$10,635,595	0.75%	to	2.65%	—%	to	—%	(2.08)%	to	(0.20)%
Fidelity® VIP Contrafund® Portfolio
2020	3,263,413	$40.545481	to	$41.896828	$122,678,952	0.75%	to	2.70%	0.08%	to	0.09%	26.77%	to	29.26%
2019	3,794,194	$31.984433	to	$32.412549	$111,060,943	0.75%	to	2.70%	0.21%	to	0.21%	27.78%	to	30.29%
2018	4,540,866	$24.876468	to	$25.031160	$102,729,347	0.75%	to	2.70%	0.38%	to	0.41%	(9.13)%	to	(7.34)%
2017	5,333,372	$26.846330	to	$27.545664	$131,067,115	0.75%	to	2.70%	0.57%	to	0.76%	18.35%	to	20.68%
2016	6,239,678	$22.246144	to	$23.369246	$127,918,113	0.75%	to	2.65%	0.63%	to	0.74%	4.91%	to	6.93%
Fidelity® VIP Mid Cap Portfolio
2020	928,993	$33.147797	to	$34.185988	$28,173,801	0.75%	to	2.65%	0.38%	to	0.42%	14.79%	to	16.99%
2019	1,050,850	$28.878159	to	$29.222127	$27,489,380	0.75%	to	2.65%	0.67%	to	0.76%	19.95%	to	22.25%
2018	1,216,242	$23.903218	to	$24.074912	$26,228,613	0.75%	to	2.65%	0.37%	to	0.37%	(17.00)%	to	(15.41)%
2017	1,405,538	$28.257484	to	$29.007036	$36,099,753	0.75%	to	2.65%	0.49%	to	0.53%	17.39%	to	19.64%
2016	1,641,335	$23.619582	to	$24.710874	$35,490,990	0.75%	to	2.65%	0.28%	to	0.31%	9.00%	to	11.09%
Fidelity® VIP Value Strategies Portfolio
2020	81,704	$20.411614	to	$25.079724	$1,935,616	1.15%	to	2.45%	1.05%	to	1.06%	5.41%	to	6.79%
2019	103,228	$19.364884	to	$23.486147	$2,305,851	1.15%	to	2.45%	1.43%	to	1.44%	30.85%	to	32.57%
2018	188,146	$14.798833	to	$17.716648	$3,162,910	1.15%	to	2.45%	0.70%	to	0.71%	(19.50)%	to	(18.44)%
2017	207,405	$18.382850	to	$21.722741	$4,304,893	1.15%	to	2.45%	1.20%	to	1.24%	16.20%	to	17.72%
2016	230,262	$15.819435	to	$18.452319	$4,112,887	1.15%	to	2.45%	0.86%	to	0.93%	6.63%	to	8.02%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2020	81,985	$25.055747	to	$31.194560	$2,349,400	0.75%	to	2.40%	0.04%	to	0.04%	30.18%	to	32.35%
2019	86,174	$19.246851	to	$23.570538	$1,874,260	0.75%	to	2.40%	0.38%	to	0.39%	26.74%	to	28.85%
2018	99,494	$15.185621	to	$18.292705	$1,690,996	0.75%	to	2.40%	0.19%	to	0.33%	(7.42)%	to	(5.88)%
2017	110,691	$16.402423	to	$19.434825	$2,027,350	0.75%	to	2.40%	0.61%	to	0.84%	20.57%	to	22.58%
2016	127,948	$13.603588	to	$15.854975	$1,945,907	0.75%	to	2.40%	0.71%	to	0.72%	0.22%	to	1.89%
Franklin Small-Mid Cap Growth VIP Fund
2020	51,171	$4.311080	to	$48.654992	$1,429,792	1.30%	to	2.85%	—%	to	—%	50.74%	to	53.09%
2019	56,455	$2.816027	to	$32.277769	$1,023,970	1.30%	to	2.85%	—%	to	—%	27.74%	to	29.74%
2018	66,871	$2.170552	to	$25.267830	$964,588	1.30%	to	2.85%	—%	to	—%	(8.03)%	to	(6.59)%
2017	75,238	$2.323785	to	$27.474531	$1,172,400	1.30%	to	2.85%	—%	to	—%	17.99%	to	19.83%
2016	82,984	$1.939208	to	$23.285583	$1,073,098	1.30%	to	2.85%	—%	to	—%	1.24%	to	2.82%
Franklin Small Cap Value VIP Fund
2020	144	$24.612870	to	$24.612870	$3,546	1.00%	to	1.00%	1.49%	to	1.49%	4.08%	to	4.08%
2019	130	$23.647005	to	$23.647005	$3,071	1.00%	to	1.00%	0.90%	to	0.90%	24.97%	to	24.97%
2018	127	$18.921681	to	$18.921681	$2,406	1.00%	to	1.00%	0.76%	to	0.76%	(13.87)%	to	(13.87)%
2017	134	$21.969827	to	$21.969827	$2,943	1.00%	to	1.00%	0.43%	to	0.43%	9.46%	to	9.46%
2016	141	$19.545271	to	$20.070494	$2,823	1.00%	to	1.30%	0.01%	to	0.70%	28.44%	to	28.83%
Franklin Strategic Income VIP Fund
2020	96,446	$2.333541	to	$15.484162	$1,884,071	1.30%	to	2.85%	—%	to	5.06%	0.84%	to	2.41%
2019	101,548	$2.278537	to	$15.699865	$2,015,643	1.30%	to	2.65%	5.31%	to	5.68%	5.57%	to	7.01%
2018	115,308	$2.129359	to	$14.871359	$2,156,460	1.30%	to	2.65%	2.88%	to	2.96%	(4.48)%	to	(3.18)%
2017	137,905	$2.199282	to	$15.568461	$2,673,519	1.30%	to	2.65%	3.06%	to	3.08%	2.00%	to	3.38%
2016	158,952	$2.127290	to	$18.548578	$3,066,483	1.30%	to	2.60%	3.58%	to	3.59%	5.47%	to	6.85%
Franklin Mutual Shares VIP Fund
2020	115,985	$16.245933	to	$20.198195	$2,065,519	1.00%	to	2.85%	2.80%	to	2.92%	(7.71)%	to	(6.11)%
2019	134,798	$17.303895	to	$22.377433	$2,707,616	1.00%	to	2.65%	0.42%	to	1.78%	19.37%	to	21.22%
2018	149,023	$14.274940	to	$18.746699	$2,528,501	1.00%	to	2.65%	2.33%	to	2.40%	(11.45)%	to	(10.06)%
2017	167,340	$15.872072	to	$21.169740	$3,257,736	1.00%	to	2.65%	2.13%	to	2.33%	5.51%	to	7.17%
2016	183,766	$14.809586	to	$20.063357	$3,414,326	1.00%	to	2.65%	1.81%	to	2.02%	13.02%	to	14.79%
Templeton Developing Markets VIP Fund
2020	10,330	$22.677100	to	$31.013899	$304,729	1.40%	to	2.65%	4.30%	to	4.37%	14.32%	to	15.76%
2019	12,332	$19.837115	to	$26.792658	$315,979	1.40%	to	2.65%	1.17%	to	1.32%	23.60%	to	25.15%
2018	17,901	$16.049446	to	$21.407686	$362,569	1.40%	to	2.65%	1.05%	to	1.13%	(17.66)%	to	(16.62)%
2017	25,288	$19.490850	to	$25.674614	$615,386	1.40%	to	2.65%	1.17%	to	1.26%	36.98%	to	38.70%
2016	23,202	$16.480276	to	$18.511139	$411,733	1.40%	to	2.60%	1.08%	to	1.09%	14.77%	to	16.16%
Templeton Growth VIP Fund
2020	21,081	$15.117055	to	$19.694886	$386,330	1.40%	to	2.60%	2.97%	to	3.02%	3.08%	to	4.33%
2019	32,152	$13.547671	to	$14.664805	$567,946	1.00%	to	2.60%	2.57%	to	2.79%	12.20%	to	13.82%
2018	39,325	$11.902331	to	$13.070316	$601,112	1.00%	to	2.60%	1.81%	to	1.99%	(17.04)%	to	(15.73)%
2017	43,045	$14.123752	to	$15.754294	$772,787	1.00%	to	2.60%	1.48%	to	1.63%	15.46%	to	17.20%
2016	48,270	$12.051030	to	$13.644750	$744,173	1.00%	to	2.60%	1.83%	to	2.05%	6.81%	to	8.38%
Hartford Balanced HLS Fund
2020	4,649,473	$2.812788	to	$26.491739	$14,927,816	0.75%	to	2.70%	1.75%	to	2.34%	8.64%	to	10.78%
2019	5,256,792	$2.539028	to	$24.384267	$15,040,317	0.75%	to	2.70%	0.16%	to	1.83%	19.53%	to	21.88%
2018	5,997,168	$2.083224	to	$20.400707	$15,052,412	0.75%	to	2.70%	1.87%	to	1.96%	(7.77)%	to	(5.95)%
2017	7,750,336	$2.214994	to	$22.118490	$19,890,354	0.75%	to	2.70%	2.00%	to	2.24%	12.51%	to	14.73%
2016	8,325,755	$1.930657	to	$19.738374	$18,807,233	0.75%	to	2.65%	2.75%	to	3.65%	3.26%	to	5.24%
Hartford Total Return Bond HLS Fund+
2020	47,415,117	$2.595793	to	$14.404813	$138,205,574	0.75%	to	2.70%	3.67%	to	3.79%	6.12%	to	8.21%
2019	48,742,300	$2.398795	to	$13.573620	$130,668,198	0.75%	to	2.70%	3.95%	to	3.96%	7.70%	to	9.82%
2018	55,848,344	$2.184209	to	$12.602703	$136,730,818	0.75%	to	2.70%	3.73%	to	3.93%	(3.45)%	to	(1.55)%
2017	67,206,148	$2.218559	to	$13.053015	$167,144,050	0.75%	to	2.70%	2.92%	to	2.95%	2.36%	to	4.37%
2016	74,138,672	$2.125612	to	$12.804085	$175,829,068	0.75%	to	2.65%	2.51%	to	2.96%	1.76%	to	3.71%
Hartford Capital Appreciation HLS Fund
2020	579,862	$34.826417	to	$39.102540	$18,531,345	0.75%	to	2.65%	0.07%	to	0.79%	18.73%	to	21.00%
2019	704,959	$28.781166	to	$32.934724	$18,810,643	0.75%	to	2.65%	1.19%	to	1.19%	27.85%	to	30.30%
2018	840,088	$22.088388	to	$25.760765	$17,344,909	0.75%	to	2.65%	0.50%	to	0.85%	(9.39)%	to	(7.65)%
2017	1,011,153	$23.918646	to	$28.430841	$22,760,636	0.75%	to	2.65%	1.09%	to	1.14%	18.95%	to	21.23%
2016	1,249,751	$19.730580	to	$23.902236	$23,397,973	0.75%	to	2.65%	1.16%	to	1.38%	2.76%	to	4.73%
Hartford Dividend and Growth HLS Fund+
2020	23,932,621	$4.664227	to	$31.921128	$116,778,440	0.75%	to	2.70%	2.11%	to	3.87%	4.90%	to	6.96%
2019	23,041,659	$4.360565	to	$30.430746	$104,444,795	0.75%	to	2.70%	1.95%	to	1.97%	25.18%	to	27.64%
2018	27,011,720	$3.416206	to	$24.309723	$97,282,222	0.75%	to	2.70%	1.79%	to	1.97%	(7.84)%	to	(6.03)%
2017	33,086,542	$3.635303	to	$26.378617	$126,079,584	0.75%	to	2.70%	1.57%	to	1.68%	15.21%	to	17.47%
2016	39,078,488	$3.094576	to	$22.989756	$126,713,323	0.75%	to	2.65%	2.12%	to	2.24%	11.88%	to	14.03%
Hartford Global Growth HLS Fund+
2020	—	$4.425792	to	$44.274535	$—	0.75%	to	2.65%	0.47%	to	0.66%	25.83%	to	27.99%
2019	899,216	$3.457836	to	$35.184890	$3,784,288	0.75%	to	2.65%	0.39%	to	0.48%	29.15%	to	31.62%
2018	1,125,896	$2.627054	to	$27.243913	$3,630,024	0.75%	to	2.65%	0.30%	to	0.54%	(6.32)%	to	(4.52)%
2017	1,302,069	$2.751546	to	$29.082796	$4,482,279	0.75%	to	2.65%	0.50%	to	0.51%	29.26%	to	31.73%
2016	1,342,011	$2.088700	to	$22.499788	$3,848,595	0.75%	to	2.65%	0.45%	to	0.68%	(0.71)%	to	1.19%
Hartford Disciplined Equity HLS Fund+
2020	19,352,496	$4.188959	to	$43.343718	$89,556,546	0.75%	to	2.70%	0.30%	to	0.65%	14.90%	to	17.16%
2019	13,236,295	$3.575440	to	$37.933869	$52,022,552	0.75%	to	2.65%	1.17%	to	1.43%	30.62%	to	33.12%
2018	16,118,181	$2.685881	to	$29.042474	$47,947,439	0.75%	to	2.65%	0.64%	to	0.73%	(4.56)%	to	(2.73)%
2017	20,544,161	$2.761136	to	$30.429196	$63,005,911	0.75%	to	2.65%	0.74%	to	0.93%	18.73%	to	21.01%
2016	25,240,303	$2.281813	to	$25.628865	$63,385,565	0.75%	to	2.65%	0.62%	to	0.93%	2.99%	to	4.97%
Hartford Growth Opportunities HLS Fund+
2020	—	$8.147684	to	$60.078431	$—	0.75%	to	2.70%	—%	to	—%	47.50%	to	50.09%
2019	4,893,445	$5.428392	to	$40.731752	$27,680,921	0.75%	to	2.70%	—%	to	—%	27.20%	to	29.71%
2018	5,720,897	$4.185067	to	$32.020773	$25,183,391	0.75%	to	2.70%	—%	to	—%	(2.15)%	to	(0.22)%
2017	6,906,247	$4.194461	to	$32.725063	$30,372,238	0.75%	to	2.70%	—%	to	—%	26.98%	to	29.47%
2016	8,436,140	$3.239632	to	$25.877267	$28,350,275	0.75%	to	2.65%	0.43%	to	0.44%	(3.09)%	to	(1.23)%
Hartford High Yield HLS Fund+
2020	—	$2.938759	to	$23.137605	$—	0.75%	to	2.65%	7.67%	to	9.10%	(0.07)%	to	1.65%
2019	3,775,767	$2.891009	to	$23.152675	$11,322,204	0.75%	to	2.65%	6.25%	to	6.61%	12.05%	to	14.20%
2018	4,473,177	$2.531526	to	$20.662525	$11,637,805	0.75%	to	2.65%	5.32%	to	6.58%	(5.97)%	to	(4.17)%
2017	5,270,043	$2.641582	to	$21.974528	$14,398,251	0.75%	to	2.65%	6.01%	to	6.02%	4.79%	to	6.80%
2016	6,334,848	$2.473371	to	$20.969772	$16,060,430	0.75%	to	2.65%	5.37%	to	6.21%	11.26%	to	13.40%
Hartford International Opportunities HLS Fund
2020	10,345,095	$2.731401	to	$22.824053	$29,231,580	0.75%	to	2.70%	1.91%	to	1.96%	17.24%	to	19.55%
2019	12,268,655	$2.284757	to	$19.467695	$28,965,352	0.75%	to	2.70%	1.86%	to	1.89%	23.06%	to	25.48%
2018	14,332,447	$1.820791	to	$15.819776	$27,031,634	0.75%	to	2.70%	1.78%	to	1.92%	(20.91)%	to	(19.35)%
2017	15,974,404	$2.257718	to	$20.002861	$37,665,950	0.75%	to	2.70%	1.39%	to	1.76%	21.92%	to	24.32%
2016	19,000,217	$1.816098	to	$16.473410	$36,112,943	0.75%	to	2.65%	1.63%	to	1.67%	(1.39)%	to	0.50%
Hartford MidCap Growth HLS Fund+
2020	—	$29.356815	to	$48.358866	$—	0.75%	to	2.35%	—%	to	—%	23.35%	to	25.13%
2019	80,656	$19.157305	to	$23.461207	$1,781,415	0.75%	to	2.40%	—%	to	0.50%	36.47%	to	38.74%
2018	91,221	$14.037476	to	$16.909939	$1,473,533	0.75%	to	2.40%	0.57%	to	0.69%	(12.19)%	to	(10.72)%
2017	109,976	$15.985638	to	$18.941328	$1,998,561	0.75%	to	2.40%	0.84%	to	0.87%	11.71%	to	13.57%
2016	152,995	$16.678007	to	$29.240270	$2,471,268	0.75%	to	2.35%	1.44%	to	1.44%	13.78%	to	15.62%
Hartford MidCap HLS Fund+
2020♦	330,723	$11.941126	to	$12.014847	$3,961,825	0.75%	to	2.35%	0.04%	to	0.05%	19.41%	to	20.15%
Hartford MidCap Value HLS Fund+
2020	—	$21.829004	to	$24.735910	$—	1.15%	to	2.35%	0.61%	to	0.64%	(6.62)%	to	(5.61)%
2019	83,399	$23.264878	to	$26.205301	$2,101,102	1.15%	to	2.40%	—%	to	0.94%	28.09%	to	29.70%
2018	97,432	$18.162689	to	$20.204196	$1,907,248	1.15%	to	2.40%	0.95%	to	1.04%	(16.60)%	to	(15.55)%
2017	116,493	$21.777478	to	$23.924025	$2,716,840	1.15%	to	2.40%	0.54%	to	0.56%	10.78%	to	12.17%
2016	123,552	$19.658737	to	$21.328292	$2,581,163	1.15%	to	2.40%	0.53%	to	0.54%	10.14%	to	11.53%
Hartford Ultrashort Bond HLS Fund+
2020	33,973,619	$1.213845	to	$7.819891	$41,508,862	0.75%	to	2.70%	0.10%	to	2.37%	(1.26)%	to	0.68%
2019	9,787,247	$1.205675	to	$7.919998	$11,912,855	0.75%	to	2.70%	1.87%	to	2.25%	0.07%	to	2.04%
2018	11,820,749	$1.181526	to	$7.914113	$13,823,556	0.75%	to	2.70%	—%	to	0.86%	(1.14)%	to	0.81%
2017	12,521,480	$0.849488	to	$1.172043	$14,709,749	0.75%	to	2.45%	0.13%	to	0.81%	(1.43)%	to	0.26%
2016	13,869,823	$0.861814	to	$1.168994	$16,430,223	0.75%	to	2.45%	0.46%	to	0.46%	(1.48)%	to	0.21%
Hartford Small Company HLS Fund
2020	1,858,481	$6.592358	to	$50.925435	$13,061,501	0.75%	to	2.65%	—%	to	—%	51.46%	to	54.36%
2019	2,440,122	$4.270872	to	$33.624032	$10,922,089	0.75%	to	2.65%	—%	to	—%	33.42%	to	35.97%
2018	2,978,154	$3.140948	to	$25.202529	$9,926,554	0.75%	to	2.65%	—%	to	—%	(6.74)%	to	(4.95)%
2017	3,526,613	$3.304456	to	$27.023675	$12,388,190	0.75%	to	2.65%	—%	to	—%	23.06%	to	25.42%
2016	4,374,725	$2.634758	to	$21.959873	$12,293,183	0.75%	to	2.65%	—%	to	—%	(0.62)%	to	1.28%
Hartford SmallCap Growth HLS Fund
2020	1,528,059	$5.809475	to	$56.029517	$9,091,522	0.75%	to	2.65%	—%	to	—%	29.72%	to	32.20%
2019	1,776,941	$4.394407	to	$43.194042	$7,997,468	0.75%	to	2.65%	—%	to	—%	32.26%	to	34.80%
2018	2,098,196	$3.259945	to	$32.657526	$7,094,358	0.75%	to	2.65%	—%	to	—%	(14.01)%	to	(12.36)%
2017	2,490,955	$3.719664	to	$37.978558	$9,420,618	0.75%	to	2.65%	0.04%	to	0.04%	16.94%	to	19.18%
2016	2,927,972	$3.121123	to	$32.478244	$9,207,402	0.75%	to	2.65%	0.15%	to	0.15%	9.44%	to	11.53%
Hartford Stock HLS Fund
2020	2,104,645	$3.112617	to	$39.500475	$7,629,332	0.75%	to	2.65%	1.71%	to	1.71%	9.15%	to	11.24%
2019	2,381,960	$2.798119	to	$36.190648	$7,784,642	0.75%	to	2.65%	0.64%	to	1.70%	27.79%	to	30.24%
2018	2,651,835	$2.148428	to	$28.320447	$6,805,131	0.75%	to	2.65%	1.59%	to	1.60%	(2.76)%	to	(0.89)%
2017	3,345,544	$2.167695	to	$29.122976	$8,393,070	0.75%	to	2.65%	1.84%	to	1.86%	16.71%	to	18.95%
2016	4,031,830	$1.822328	to	$24.952305	$8,790,819	0.75%	to	2.65%	1.88%	to	1.89%	4.61%	to	6.61%
Hartford U.S. Government Securities HLS Fund+
2020	—	$1.476948	to	$10.112043	$—	0.75%	to	2.65%	3.14%	to	3.29%	3.24%	to	5.00%
2019	24,596,380	$1.406568	to	$9.794591	$31,402,611	0.75%	to	2.65%	2.33%	to	2.59%	2.46%	to	4.43%
2018	30,772,152	$1.346901	to	$9.558968	$37,759,908	0.75%	to	2.65%	2.00%	to	2.32%	(1.79)%	to	0.10%
2017	34,640,511	$1.345619	to	$9.733170	$42,829,485	0.75%	to	2.65%	1.77%	to	2.10%	(1.33)%	to	0.56%
2016	37,608,036	$1.338126	to	$9.864492	$46,402,765	0.75%	to	2.65%	1.88%	to	1.88%	(1.11)%	to	0.78%
Hartford Value HLS Fund+
2020	—	$3.079216	to	$25.528346	$—	0.75%	to	2.70%	1.48%	to	1.79%	(4.94)%	to	(3.26)%
2019	6,770,385	$3.182967	to	$26.854087	$20,231,286	0.75%	to	2.70%	2.01%	to	2.02%	24.31%	to	26.76%
2018	8,011,563	$2.511084	to	$21.602618	$18,844,362	0.75%	to	2.70%	1.64%	to	2.92%	(12.58)%	to	(10.85)%
2017	9,930,188	$2.816771	to	$24.710029	$26,167,527	0.75%	to	2.70%	1.78%	to	2.31%	12.37%	to	14.58%
2016	11,788,991	$2.458387	to	$22.079818	$27,109,103	0.75%	to	2.65%	1.76%	to	1.79%	10.72%	to	12.84%
Rational Trend Aggregation VA Fund
2020	318,348	$2.215812	to	$17.912331	$816,721	1.15%	to	2.40%	0.60%	to	0.64%	(1.20)%	to	0.04%
2019	365,969	$2.214900	to	$18.130236	$932,424	1.15%	to	2.40%	2.63%	to	2.80%	4.75%	to	6.07%
2018	451,099	$2.088145	to	$17.307565	$1,064,443	1.15%	to	2.40%	3.50%	to	4.16%	(6.83)%	to	(5.66)%
2017	572,430	$2.213456	to	$18.577014	$1,457,505	1.15%	to	2.40%	3.14%	to	3.33%	(3.92)%	to	(2.72)%
2016	679,297	$2.275229	to	$19.335548	$1,748,478	1.15%	to	2.40%	4.47%	to	4.65%	4.43%	to	5.75%
Rational Insider Buying VA Fund
2020	352,973	$3.251108	to	$34.432635	$1,097,682	1.15%	to	2.35%	—%	to	—%	11.49%	to	12.83%
2019	433,284	$2.881379	to	$30.885195	$1,200,476	1.15%	to	2.35%	—%	to	—%	21.13%	to	22.59%
2018	536,805	$2.350497	to	$25.498589	$1,216,359	1.15%	to	2.35%	0.47%	to	0.59%	(9.34)%	to	(8.24)%
2017	679,802	$2.561631	to	$28.124745	$1,697,056	1.15%	to	2.35%	0.55%	to	0.56%	14.79%	to	16.18%
2016	886,351	$2.204971	to	$24.500954	$1,904,530	1.15%	to	2.35%	0.62%	to	0.64%	8.43%	to	9.73%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2020	235,497	$24.893133	to	$27.244354	$5,873,040	0.75%	to	2.65%	1.23%	to	1.28%	(0.89)%	to	1.01%
2019	250,726	$25.116148	to	$26.971120	$6,226,611	0.75%	to	2.65%	1.29%	to	3.47%	18.34%	to	20.61%
2018	291,856	$21.223589	to	$22.362641	$6,015,406	0.75%	to	2.65%	1.03%	to	1.30%	(10.56)%	to	(8.84)%
2017	342,628	$23.729117	to	$24.531828	$7,786,740	0.75%	to	2.65%	1.06%	to	1.09%	9.63%	to	11.73%
2016	389,496	$21.644293	to	$21.955551	$7,956,863	0.75%	to	2.65%	0.61%	to	1.22%	12.72%	to	14.88%
Lord Abbett Series Fund - Dividend Growth Portfolio+
2020	115,060	$26.240321	to	$34.074738	$3,522,461	0.75%	to	2.40%	0.03%	to	1.02%	12.68%	to	14.55%
2019	130,833	$23.287618	to	$29.745758	$3,514,083	0.75%	to	2.40%	1.44%	to	1.61%	23.45%	to	25.50%
2018	150,472	$18.863902	to	$23.701441	$3,229,294	0.75%	to	2.40%	1.84%	to	1.98%	(6.93)%	to	(5.38)%
2017	189,806	$25.050269	to	$25.063646	$4,329,643	0.75%	to	2.65%	—%	to	1.75%	16.01%	to	18.23%
2016	256,597	$21.186984	to	$21.604588	$4,984,007	0.75%	to	2.65%	1.29%	to	1.71%	12.09%	to	14.24%

Lord Abbett Series Fund - Bond Debenture Portfolio
2020	706,144	$21.516952	to	$24.130598	$15,267,974	0.75%	to	2.65%	2.81%	to	3.91%	4.50%	to	6.50%
2019	769,005	$20.590588	to	$22.657286	$15,691,609	0.75%	to	2.65%	3.93%	to	3.95%	10.39%	to	12.51%
2018	887,072	$18.652412	to	$20.138473	$16,186,479	0.75%	to	2.65%	4.36%	to	4.37%	(6.53)%	to	(4.74)%
2017	1,033,745	$19.955363	to	$21.139671	$19,919,457	0.75%	to	2.65%	4.13%	to	4.13%	6.36%	to	8.40%
2016	1,151,312	$18.762730	to	$19.502324	$20,595,357	0.75%	to	2.65%	4.55%	to	4.62%	9.20%	to	11.30%
Lord Abbett Series Fund - Growth and Income Portfolio
2020	1,635,919	$22.683992	to	$24.109553	$33,563,181	0.75%	to	2.65%	1.74%	to	1.76%	0.01%	to	1.93%
2019	1,779,054	$22.254489	to	$24.106738	$35,978,963	0.75%	to	2.65%	1.63%	to	1.66%	19.29%	to	21.58%
2018	2,079,860	$18.304613	to	$20.207974	$34,845,524	0.75%	to	2.65%	1.27%	to	1.35%	(10.55)%	to	(8.83)%
2017	2,477,683	$20.077597	to	$22.590709	$45,802,305	0.75%	to	2.65%	1.17%	to	1.26%	10.42%	to	12.53%
2016	2,828,813	$17.841329	to	$20.459388	$46,731,687	0.75%	to	2.65%	1.47%	to	1.55%	14.05%	to	16.24%
MFS® Growth Series
2020	31,391	$22.403272	to	$40.129034	$855,754	1.40%	to	2.30%	—%	to	—%	28.86%	to	30.02%
2019	31,639	$17.385695	to	$30.862630	$665,980	1.40%	to	2.30%	—%	to	—%	35.01%	to	36.23%
2018	27,050	$12.877435	to	$22.654945	$420,021	1.40%	to	2.30%	0.09%	to	0.09%	0.33%	to	1.24%
2017	24,653	$12.834638	to	$22.377213	$388,708	1.40%	to	2.30%	0.10%	to	0.11%	28.42%	to	29.58%
2016	34,406	$17.269201	to	$25.135557	$403,348	1.40%	to	2.55%	—%	to	0.04%	(0.14)%	to	1.02%
MFS® Investors Trust Series
2020	19,163	$3.445277	to	$22.054972	$339,611	1.30%	to	2.60%	0.64%	to	0.65%	10.95%	to	12.40%
2019	22,053	$3.065248	to	$19.879021	$367,095	1.30%	to	2.60%	0.67%	to	0.69%	28.20%	to	29.88%
2018	24,764	$2.360048	to	$15.505851	$319,151	1.30%	to	2.60%	0.63%	to	0.64%	(7.91)%	to	(6.71)%
2017	26,636	$2.529767	to	$16.838598	$371,659	1.30%	to	2.60%	0.72%	to	0.72%	20.18%	to	21.75%
2016	38,102	$2.077782	to	$14.010921	$468,971	1.30%	to	2.60%	0.84%	to	0.86%	5.80%	to	7.18%
MFS® Total Return Series
2020	103,864	$21.131954	to	$27.860111	$2,647,110	1.40%	to	2.85%	2.23%	to	2.30%	6.73%	to	8.29%
2019	127,492	$19.799841	to	$25.728134	$3,033,422	1.40%	to	2.85%	2.36%	to	2.37%	17.00%	to	18.71%
2018	143,050	$16.922591	to	$21.672936	$2,876,049	1.40%	to	2.85%	2.18%	to	2.21%	(8.26)%	to	(6.92)%
2017	166,671	$2.106066	to	$18.447222	$3,607,876	1.30%	to	2.85%	—%	to	2.36%	9.14%	to	10.85%
2016	187,374	$1.899942	to	$16.901618	$3,542,125	1.30%	to	2.85%	2.91%	to	2.92%	6.03%	to	7.69%
MFS® Value Series
2020	477	$24.061732	to	$24.061732	$11,475	1.00%	to	1.00%	1.39%	to	1.39%	2.19%	to	2.19%
2019	451	$23.545252	to	$23.545252	$10,625	1.00%	to	1.00%	1.88%	to	1.88%	28.22%	to	28.22%
2018	467	$18.363556	to	$18.363556	$8,584	1.00%	to	1.00%	1.34%	to	1.34%	(11.25)%	to	(11.25)%
2017	492	$20.691049	to	$20.691049	$10,185	1.00%	to	1.00%	1.72%	to	1.72%	16.18%	to	16.18%
2016	526	$17.809378	to	$17.809378	$9,376	1.00%	to	1.00%	1.85%	to	1.85%	12.64%	to	12.64%
BlackRock S&P 500 Index V.I. Fund
2020	511,440	$12.979961	to	$13.559616	$6,854,376	1.15%	to	2.65%	1.78%	to	1.84%	15.15%	to	16.89%
2019	559,707	$11.272345	to	$11.600462	$6,448,758	1.15%	to	2.65%	2.10%	to	2.37%	27.91%	to	29.84%
2018♦	530,680	$8.832910	to	$8.967003	$4,725,646	0.75%	to	2.40%	—%	to	1.14%	(11.67)%	to	(10.33)%
Invesco V.I. Equity and Income Fund

2020	51,880	$19.401733	to	$23.360867	$1,178,586	1.40%	to	2.55%	2.16%	to	2.38%	6.89%	to	8.42%
2019	59,537	$17.894351	to	$21.855063	$1,249,644	1.40%	to	2.55%	2.27%	to	2.57%	16.99%	to	18.69%
2018	64,898	$15.076109	to	$18.681047	$1,140,068	1.40%	to	2.55%	1.94%	to	2.15%	(12.00)%	to	(10.76)%
2017	74,025	$17.009615	to	$21.228858	$1,452,601	1.30%	to	2.55%	—%	to	1.43%	7.99%	to	9.60%
2016	83,995	$15.520092	to	$19.657933	$1,507,535	1.30%	to	2.55%	1.04%	to	1.63%	11.94%	to	13.64%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2020	166,953	$1.826339	to	$14.205628	$2,532,827	1.30%	to	2.85%	2.86%	to	2.88%	4.77%	to	6.41%
2019	135,757	$1.716369	to	$13.558720	$2,069,236	1.30%	to	2.85%	4.00%	to	4.08%	7.77%	to	9.45%
2018	145,252	$1.568198	to	$12.581725	$2,032,369	1.30	to	2.85	2.55%	to	2.67%	(3.44)%	to	(1.93)%
2017	169,424	$1.599127	to	$13.030304	$2,519,415	1.30	to	2.85	3.15%	to	3.27%	3.26%	to	4.87%
2016	195,429	$1.524861	to	$12.619133	$2,841,216	1.30	to	2.85	1.87%	to	1.92%	3.13%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2020	15,326	$2.922509	to	$30.574934	$268,871	1.30%	to	2.60%	4.51%	to	4.68%	2.84%	to	4.18%
2019	16,383	$2.805178	to	$29.731279	$293,020	1.30%	to	2.60%	5.20%	to	5.43%	11.32%	to	12.78%
2018	18,246	$2.487378	to	$26.707742	$287,929	1.30%	to	2.60%	5.74%	to	6.12%	(9.33)%	to	(8.15)%
2017	17,763	$2.707988	to	$29.457146	$319,978	1.30%	to	2.60%	5.53%	to	5.65%	6.90%	to	8.29%
2016	18,001	$2.500603	to	$27.557061	$305,965	1.30%	to	2.60%	5.33%	to	5.63%	7.72%	to	9.13%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2020	207,485	$21.076297	to	$24.528745	$4,528,723	0.75%	to	2.65%	1.24%	to	1.33%	11.37%	to	13.51%
2019	228,558	$18.923945	to	$21.609331	$4,425,889	0.75%	to	2.65%	1.01%	to	1.22%	16.39%	to	18.62%
2018	278,637	$16.258989	to	$18.217039	$4,590,550	0.75%	to	2.65%	0.41%	to	0.43%	(19.67)%	to	(18.13)%
2017	329,718	$20.240826	to	$22.251363	$6,708,344	0.75%	to	2.65%	0.57%	to	0.71%	31.53%	to	34.05%
2016	380,341	$15.388234	to	$16.598755	$5,813,917	0.75%	to	2.65%	0.44%	to	0.44%	3.83%	to	5.82%
Morgan Stanley VIF Growth Portfolio
2020	354,408	$55.249925	to	$62.067071	$21,661,715	1.30%	to	2.60%	—%	to	—%	111.21%	to	114.51%
2019	412,079	$26.158682	to	$28.934684	$11,746,423	1.30%	to	2.60%	—%	to	—%	28.10%	to	30.11%
2018	470,657	$20.420879	to	$22.239407	$10,336,986	1.30%	to	2.60%	—%	to	—%	4.54%	to	6.15%
2017	503,438	$19.533533	to	$20.950903	$10,444,174	1.30%	to	2.60%	—%	to	—%	39.16%	to	41.30%
2016	556,504	$14.036877	to	$14.827328	$8,187,358	1.30%	to	2.60%	—%	to	—%	(4.44)%	to	(2.91)%
Morgan Stanley VIF Discovery Portfolio
2020	104,329	$78.664186	to	$102.143757	$9,556,010	0.75%	to	2.40%	—%	to	—%	146.08%	to	150.16%
2019	102,906	$31.966721	to	$40.830716	$3,807,885	0.75%	to	2.40%	—%	to	—%	36.65%	to	38.92%
2018	175,164	$23.392828	to	$29.391239	$4,677,394	0.75%	to	2.40%	—%	to	—%	7.91%	to	9.70%
2017	180,391	$21.679044	to	$26.792074	$4,406,041	0.75%	to	2.40%	—%	to	—%	35.31%	to	37.56%
2016	200,101	$16.021234	to	$19.476306	$3,570,350	0.75%	to	2.40%	—%	to	—%	(11.01)%	to	(9.52)%
Invesco V.I. American Value Fund
2020	139,497	$27.620017	to	$28.398415	$3,698,540	0.75%	to	2.85%	0.66%	to	0.88%	(1.72)%	to	0.10%
2019	151,378	$27.591378	to	$28.895086	$4,040,381	0.75%	to	2.85%	0.42%	to	0.69%	21.52%	to	23.78%
2018	167,650	$22.290857	to	$23.778585	$3,629,361	0.75%	to	2.85%	0.21%	to	0.47%	(15.10)%	to	(13.52)%
2017	195,215	$25.775042	to	$28.009161	$4,914,134	0.75%	to	2.85%	0.53%	to	0.80%	6.87%	to	8.86%
2016	230,440	$23.676760	to	$26.207525	$5,381,037	0.75%	to	2.85%	0.12%	to	0.36%	12.25%	to	14.36%
Invesco V.I. Equally-Weighted S&P 500 Fund
2020	94,467	$4.261601	to	$39.998584	$5,335,509	1.30%	to	2.85%	1.29%	to	1.49%	9.26%	to	11.29%
2019	103,523	$3.829355	to	$36.609563	$5,354,070	1.30%	to	2.85%	1.52%	to	1.63%	24.85%	to	27.13%
2018	114,955	$3.012149	to	$29.323565	$4,656,200	1.30%	to	2.85%	1.02%	to	1.13%	(10.69)%	to	(9.07)%
2017	125,749	$3.312452	to	$32.833960	$5,610,017	1.30%	to	2.85%	0.71%	to	0.81%	15.01%	to	17.05%
2016	142,427	$2.829962	to	$28.549730	$5,625,906	1.30%	to	2.85%	0.40%	to	0.60%	10.74%	to	12.77%

Morgan Stanley VIF Global Franchise Portfolio
2020	9,109	$36.273828	to	$53.605210	$439,919	1.50%	to	2.55%	0.83%	to	0.84%	10.36%	to	11.52%
2019	9,924	$32.869052	to	$48.066491	$431,538	1.50%	to	2.55%	0.93%	to	0.93%	26.27%	to	27.60%
2018	11,070	$26.030431	to	$37.668871	$378,396	1.50%	to	2.55%	1.03%	to	1.04%	(4.24)%	to	(3.23)%
2017	11,510	$27.183134	to	$38.926166	$408,410	1.50%	to	2.55%	1.19%	to	1.29%	22.59%	to	23.88%
2016	14,256	$22.174510	to	$31.422527	$415,284	1.50%	to	2.55%	1.43%	to	1.48%	2.76%	to	3.85%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+
2020	85,874	$37.076738	to	$54.096021	$3,128,619	1.15%	to	2.65%	—%	to	—%	36.58%	to	38.64%
2019	86,285	$26.743326	to	$39.608394	$2,280,036	1.15%	to	2.65%	—%	to	—%	35.38%	to	37.42%
2018	87,340	$19.460760	to	$29.257419	$1,680,092	1.15%	to	2.65%	—%	to	—%	(8.76)%	to	(7.38)%
2017	95,380	$21.010395	to	$32.064813	$1,972,991	1.15%	to	2.65%	—%	to	—%	25.10%	to	26.99%
2016	102,347	$16.545439	to	$25.631795	$1,669,209	1.15%	to	2.65%	—%	to	—%	(0.59)%	to	0.91%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	464,255	$36.859188	to	$43.594579	$15,406,495	0.75%	to	2.65%	—%	to	—%	32.68%	to	35.22%
2019	579,677	$27.258340	to	$32.857358	$14,320,891	0.75%	to	2.65%	—%	to	—%	32.30%	to	34.83%
2018	694,285	$20.216510	to	$24.835893	$12,817,393	0.75%	to	2.65%	—%	to	—%	(8.42)%	to	(6.66)%
2017	852,739	$21.658564	to	$27.118185	$17,005,722	0.75%	to	2.65%	0.01%	to	0.01%	23.20%	to	25.56%
2016	1,023,603	$17.249755	to	$22.011826	$16,342,025	0.75%	to	2.65%	0.11%	to	0.12%	(4.98)%	to	(3.16)%
Invesco Oppenheimer V.I. Global Fund
2020	1,794,462	$36.190441	to	$36.414905	$58,428,263	0.75%	to	2.70%	0.44%	to	0.45%	23.95%	to	26.39%
2019	2,087,978	$28.634834	to	$29.379437	$54,104,849	0.75%	to	2.70%	0.63%	to	0.64%	27.96%	to	30.47%
2018	2,503,133	$21.946942	to	$22.960360	$50,073,441	0.75%	to	2.70%	—%	to	0.85%	(15.70)%	to	(14.04)%
2017	2,911,038	$25.531573	to	$27.361008	$68,131,327	0.75%	to	2.65%	0.72%	to	0.73%	32.76%	to	35.30%
2016	3,421,200	$18.870189	to	$20.609696	$59,614,123	0.75%	to	2.65%	0.76%	to	0.92%	(2.77)%	to	(0.90)%
Invesco Oppenheimer V.I. Main Street Fund®++
2020	134,946	$31.664050	to	$34.869839	$3,791,810	0.75%	to	2.65%	0.80%	to	1.18%	10.72%	to	12.84%
2019	152,876	$28.059885	to	$31.493335	$3,846,738	0.75%	to	2.65%	0.81%	to	0.89%	28.30%	to	30.75%
2018	175,234	$21.460030	to	$24.547220	$3,383,806	0.75%	to	2.65%	0.90%	to	1.04%	(10.50)%	to	(8.78)%
2017	208,849	$23.526557	to	$27.427543	$4,434,391	0.75%	to	2.65%	0.20%	to	1.02%	13.59%	to	15.76%
2016	233,821	$20.322859	to	$24.146776	$4,309,521	0.75%	to	2.65%	0.86%	to	0.86%	8.39%	to	10.47%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++
2020	613,539	$35.476339	to	$40.551769	$19,473,533	0.75%	to	2.65%	0.32%	to	0.37%	16.51%	to	18.74%
2019	700,330	$29.876845	to	$34.805966	$18,854,973	0.75%	to	2.65%	—%	to	—%	22.84%	to	25.19%
2018	787,801	$23.864862	to	$28.334713	$17,062,935	0.75%	to	2.65%	0.06%	to	0.07%	(12.88)%	to	(11.21)%
2017	928,319	$26.876901	to	$32.523583	$22,784,793	0.75%	to	2.65%	0.64%	to	0.64%	10.93%	to	13.06%
2016	1,140,501	$23.772377	to	$29.318220	$24,957,085	0.75%	to	2.65%	0.25%	to	0.32%	14.60%	to	16.79%
Putnam VT Diversified Income Fund
2020	402,562	$18.689170	to	$29.143816	$9,675,993	0.75%	to	2.65%	7.13%	to	7.54%	(3.50)%	to	(1.64)%
2019	451,865	$19.366147	to	$29.631179	$11,169,584	0.75%	to	2.65%	3.22%	to	3.25%	8.32%	to	10.40%
2018	525,680	$17.878272	to	$26.840057	$11,831,636	0.75%	to	2.65%	3.87%	to	4.12%	(3.57)%	to	(1.72)%
2017	594,930	$18.540466	to	$27.310256	$13,700,575	0.75%	to	2.65%	5.66%	to	5.82%	4.32%	to	6.32%
2016	672,960	$17.772352	to	$25.686248	$14,641,293	0.75%	to	2.65%	7.16%	to	7.35%	2.66%	to	4.63%
Putnam VT Global Asset Allocation Fund
2020	36,563	$26.357024	to	$75.353389	$1,701,483	1.15%	to	2.65%	1.85%	to	1.87%	9.37%	to	11.03%
2019	40,233	$24.098186	to	$67.870195	$1,677,784	1.15%	to	2.65%	1.45%	to	1.46%	14.07%	to	15.79%
2018	52,240	$21.125881	to	$58.613906	$1,747,064	1.15%	to	2.65%	1.85%	to	1.94%	(9.68)%	to	(8.32)%
2017	69,342	$23.391246	to	$65.093528	$2,657,133	1.05%	to	2.65%	1.46%	to	1.48%	12.32%	to	14.13%

2016	85,532	$20.825184	to	$57.033346	$2,885,197	1.05%	to	2.65%	1.89%	to	1.93%	3.92%	to	5.60%
Putnam VT Growth Opportunities Fund
2020	114,500	$23.753875	to	$25.972541	$2,861,332	0.75%	to	2.70%	0.04%	to	0.04%	35.02%	to	37.67%
2019	109,534	$17.593431	to	$18.865477	$2,008,976	0.75%	to	2.70%	0.13%	to	0.13%	33.10%	to	35.72%
2018	127,994	$13.217738	to	$13.900099	$1,744,105	0.75%	to	2.70%	—%	to	—%	(0.35)%	to	1.62%
2017	135,486	$13.274366	to	$13.679151	$1,830,934	0.75%	to	2.65%	0.10%	to	0.10%	27.48%	to	29.93%
2016♦	163,638	$10.412677	to	$10.528491	$1,714,504	0.75%	to	2.65%	—%	to	—%	4.13%	to	5.28%
Putnam VT International Value Fund
2020	206,447	$7.669265	to	$9.548857	$1,846,360	0.75%	to	2.40%	2.59%	to	2.61%	1.48%	to	3.16%
2019	241,361	$7.557642	to	$9.255912	$2,092,810	0.75%	to	2.40%	2.64%	to	2.67%	17.37%	to	19.32%
2018	258,506	$6.438963	to	$7.756954	$1,892,084	0.75%	to	2.40%	1.99%	to	2.00%	(19.57)%	to	(18.23)%
2017	270,218	$8.005604	to	$9.486306	$2,435,078	0.75%	to	2.40%	1.51%	to	1.57%	21.74%	to	23.76%
2016	327,900	$6.575974	to	$7.664850	$2,399,657	0.75%	to	2.40%	2.35%	to	2.36%	(1.29)%	to	0.35%
Putnam VT International Equity Fund
2020	680,557	$18.084043	to	$31.540766	$13,724,452	0.75%	to	2.65%	1.60%	to	1.61%	9.17%	to	11.26%
2019	762,569	$16.565762	to	$28.349164	$13,827,790	0.75%	to	2.65%	1.30%	to	1.38%	21.88%	to	24.22%
2018	875,635	$13.591414	to	$22.821959	$12,802,078	0.75%	to	2.65%	1.37%	to	1.37%	(21.23)%	to	(19.72)%
2017	921,019	$17.254538	to	$28.427076	$16,981,101	0.75%	to	2.65%	2.33%	to	5.32%	23.27%	to	25.63%
2016	1,107,063	$13.997069	to	$22.626784	$16,293,893	0.75	to	2.65	3.35	to	3.53	(5.01)	to	(3.18)
Putnam VT Multi-Cap Core Fund
2020	389,647	$29.864980	to	$38.150428	$9,265,849	0.75%	to	2.65%	0.92%	to	0.92%	14.26%	to	16.45%
2019	446,424	$25.646352	to	$33.389635	$9,196,999	0.75%	to	2.65%	0.94%	to	1.09%	28.19%	to	30.65%
2018	526,311	$19.629905	to	$26.046161	$8,383,851	0.75%	to	2.65%	1.09%	to	1.60%	(10.05)%	to	(8.32)%
2017	650,495	$21.412262	to	$28.956438	$11,385,326	0.75%	to	2.65%	1.05%	to	1.07%	19.65%	to	21.94%
2016	797,094	$17.559789	to	$24.201699	$11,619,353	0.75%	to	2.65%	1.28%	to	1.29%	9.12%	to	11.21%
Putnam VT Sustainable Leaders Fund
2020	71,468	$38.987859	to	$47.453470	$3,186,593	0.75%	to	2.65%	0.44%	to	0.58%	25.38%	to	27.78%
2019	87,025	$31.095944	to	$37.136111	$3,050,769	0.75%	to	2.65%	0.42%	to	0.44%	32.80%	to	35.34%
2018	107,572	$23.416305	to	$27.439238	$2,809,061	0.75%	to	2.65%	—%	to	—%	(4.10)%	to	(2.26)%
2017	126,280	$24.418005	to	$28.074299	$3,394,795	0.75%	to	2.65%	0.60%	to	0.65%	25.85%	to	28.26%
2016	154,821	$19.403038	to	$21.889051	$3,267,002	0.75%	to	2.65%	0.20%	to	0.70%	4.97%	to	6.98%
Putnam VT Small Cap Value Fund
2020	288,120	$28.239224	to	$47.045557	$11,177,058	0.75%	to	2.70%	1.07%	to	1.08%	1.19%	to	3.19%
2019	290,775	$27.905966	to	$45.592713	$11,032,930	0.75%	to	2.70%	0.65%	to	0.65%	20.93%	to	23.31%
2018	308,827	$23.075216	to	$36.973130	$9,580,284	0.75%	to	2.70%	0.17%	to	0.39%	(22.06)%	to	(20.53)%
2017	353,182	$29.742077	to	$46.522041	$13,912,605	0.75%	to	2.65%	0.69%	to	0.80%	5.05%	to	7.07%
2016	435,170	$28.311719	to	$43.451754	$16,199,550	0.75%	to	2.65%	0.78%	to	1.16%	24.16%	to	26.54%
Putnam VT George Putnam Balanced Fund
2020	89,182	$26.666460	to	$26.965609	$2,127,808	0.75%	to	2.65%	1.14%	to	1.15%	12.39%	to	14.54%
2019	92,302	$23.280691	to	$23.993232	$1,936,155	0.75%	to	2.65%	1.36%	to	1.37%	20.76%	to	23.08%
2018	96,136	$18.915301	to	$19.867780	$1,634,056	0.75%	to	2.65%	0.68%	to	0.68%	(5.68)%	to	(3.87)%
2017	109,611	$19.675837	to	$21.063168	$1,956,914	0.75%	to	2.65%	1.53%	to	1.54%	12.08%	to	14.23%
2016	114,835	$17.225422	to	$18.793451	$1,806,801	0.75%	to	2.65%	1.71%	to	1.72%	5.18%	to	7.20%
Putnam VT Equity Income Fund
2020	116,810	$32.639476	to	$41.070792	$4,398,578	0.75%	to	2.65%	1.68%	to	1.75%	3.04%	to	5.01%
2019	139,426	$31.677548	to	$39.110370	$5,010,118	0.75%	to	2.65%	1.99%	to	2.03%	27.00%	to	29.43%
2018	161,971	$24.943267	to	$30.217189	$4,527,826	0.75%	to	2.65%	0.69%	to	0.70%	(10.88)%	to	(9.17)%

2017	193,562	$27.989247	to	$33.268667	$6,001,369	0.75%	to	2.65%	1.56%	to	1.80%	15.67%	to	17.89%
2016	153,628	$24.197864	to	$28.221253	$4,077,909	0.75%	to	2.65%	1.88%	to	1.90%	10.67%	to	12.79%
Pioneer Fund VCT Portfolio
2020	54,557	$3.033763	to	$36.196715	$200,215	1.60%	to	2.35%	0.49%	to	0.49%	21.08%	to	21.99%
2019	57,179	$2.486861	to	$29.894836	$172,569	1.60%	to	2.35%	0.75%	to	0.79%	27.99%	to	28.95%
2018	65,938	$1.928544	to	$23.357621	$137,984	1.60%	to	2.35%	0.51%	to	0.73%	(4.02)%	to	(3.30)%
2017	76,371	$1.875847	to	$1.994329	$144,040	1.60%	to	2.10%	0.95%	to	0.95%	18.84%	to	19.43%
2016	80,983	$1.578513	to	$1.669860	$128,479	1.60%	to	2.10%	1.04%	to	1.11%	7.34%	to	7.88%
Invesco V.I. Growth and Income Fund
2020	300,979	$24.354979	to	$34.992069	$8,689,524	0.75%	to	2.85%	1.98%	to	2.01%	(1.01)%	to	1.09%
2019	345,528	$24.603987	to	$34.615136	$10,082,470	0.75%	to	2.85%	1.56%	to	1.58%	21.35%	to	23.92%
2018	433,234	$20.275955	to	$27.934093	$10,429,519	0.75%	to	2.85%	1.71%	to	1.77%	(16.02)%	to	(14.24)%
2017	503,558	$24.144116	to	$32.571379	$14,353,562	0.75%	to	2.85%	1.24%	to	1.31%	10.83%	to	13.18%
2016	593,664	$21.784103	to	$28.777256	$15,171,102	0.75%	to	2.85%	0.90%	to	0.91%	16.07%	to	18.54%
Invesco V.I. Comstock Fund
2020	478,519	$26.673255	to	$34.233870	$14,503,150	0.75%	to	2.85%	2.12%	to	2.17%	(3.87)%	to	(1.83)%
2019	503,250	$28.368546	to	$34.870955	$15,668,473	0.75%	to	2.65%	1.53%	to	1.70%	21.68%	to	24.01%
2018	582,036	$23.314592	to	$28.119971	$14,727,416	0.75%	to	2.65%	1.44%	to	1.49%	(14.66)%	to	(13.02)%
2017	687,515	$27.319668	to	$32.329876	$20,163,302	0.75%	to	2.65%	1.80%	to	2.02%	14.50%	to	16.70%
2016	841,830	$23.859571	to	$27.704187	$21,319,459	0.75%	to	2.65%	1.34%	to	1.35%	13.93%	to	16.11%
Invesco V.I. American Franchise Fund
2020	962	$44.078462	to	$51.623288	$46,337	1.50%	to	2.40%	—%	to	—%	38.63%	to	39.88%
2019	999	$31.795541	to	$36.904503	$34,639	1.50%	to	2.40%	—%	to	—%	33.20%	to	34.40%
2018	2,791	$23.871390	to	$27.459185	$72,136	1.50%	to	2.40%	—%	to	—%	(6.17)%	to	(5.32)%
2017	3,340	$25.441212	to	$29.002541	$92,075	1.50%	to	2.40%	—%	to	—%	24.02%	to	25.14%
2016	3,610	$20.514269	to	$23.176622	$79,934	1.50%	to	2.40%	—%	to	—%	(0.40)%	to	0.50%
Invesco V.I. Mid Cap Growth Fund+
2020	—	$25.482390	to	$28.987056	$—	1.50%	to	2.30%	—%	to	—%	(0.63)%	to	(0.35)%
2019	2,662	$25.644579	to	$29.087424	$74,230	1.50%	to	2.30%	—%	to	—%	30.96%	to	32.01%
2018	3,816	$19.581776	to	$22.033945	$80,718	1.50%	to	2.30%	—%	to	—%	(8.01)%	to	(7.28)%
2017	2,388	$21.287958	to	$23.762819	$54,854	1.50%	to	2.30%	—%	to	—%	19.37%	to	20.32%
2016	5,677	$17.834076	to	$19.748941	$104,291	1.50%	to	2.30%	—%	to	—%	(1.71)%	to	(0.92)%
Wells Fargo VT International Equity Fund
2020	375,696	$2.338598	to	$16.478639	$575,797	1.15%	to	2.35%	2.21%	to	3.04%	2.45%	to	3.69%
2019	457,301	$2.255411	to	$16.084281	$672,082	1.15%	to	2.35%	4.12%	to	4.30%	12.82%	to	14.18%
2018	473,975	$1.975277	to	$14.256377	$616,687	1.15%	to	2.35%	9.82%	to	11.91%	(18.79)%	to	(17.81)%
2017	503,085	$2.403293	to	$17.555134	$811,744	1.15%	to	2.35%	3.06%	to	3.15%	21.96%	to	23.43%
2016	590,056	$1.017274	to	$1.947089	$762,844	1.15%	to	2.40%	3.28%	to	3.38%	0.80%	to	2.07%
Wells Fargo VT Small Cap Growth Fund
2020	28,319	$39.857032	to	$46.619653	$1,230,135	1.15%	to	2.65%	—%	to	—%	53.96%	to	56.29%
2019	40,208	$25.887114	to	$29.829102	$1,119,848	1.15%	to	2.65%	—%	to	—%	22.04%	to	23.88%
2018	44,862	$21.665158	to	$24.078926	$1,016,424	1.15%	to	2.40%	—%	to	—%	(0.93)%	to	0.31%
2017	57,679	$21.869017	to	$24.003438	$1,310,805	1.15%	to	2.40%	—%	to	—%	23.15%	to	24.70%
2016	69,146	$17.758039	to	$19.249420	$1,267,952	1.15%	to	2.40%	—%	to	—%	5.54%	to	6.87%
Wells Fargo VT Opportunity Fund
2020	1,676	$29.091748	to	$31.202215	$51,425	1.15%	to	1.90%	0.70%	to	0.73%	19.04%	to	19.94%
2019	2,801	$24.438126	to	$26.015277	$72,214	1.15%	to	1.90%	0.55%	to	0.55%	29.33%	to	30.30%

2018	2,883	$18.281548	to	$19.964925	$57,093	1.15%	to	2.35%	—%	to	0.44%	(9.09)%	to	(7.99)%
2017	3,617	$20.109675	to	$21.699269	$76,999	1.15%	to	2.35%	0.93%	to	0.93%	17.92%	to	19.34%
2016	3,802	$17.053287	to	$18.181991	$68,015	1.15%	to	2.35%	2.00%	to	2.31%	9.91%	to	11.23%
Morgan Stanley VIF Global Infrastructure Portfolio
2020	77,750	$12.770338	to	$13.876386	$1,062,348	1.40%	to	2.35%	1.43%	to	1.68%	(3.72)%	to	(2.52)%
2019	85,573	$13.264276	to	$14.235795	$1,201,863	1.40%	to	2.35%	2.52%	to	2.74%	24.90%	to	26.52%
2018	98,878	$10.619867	to	$11.251755	$1,101,148	1.40%	to	2.35%	3.01%	to	3.05%	(10.03)%	to	(9.13)%
2017	111,664	$11.803567	to	$12.382696	$1,371,485	1.40%	to	2.35%	2.27%	to	2.42%	9.93%	to	11.39%
2016	142,322	$10.737272	to	$11.116246	$1,573,381	1.40%	to	2.35%	2.06%	to	2.22%	12.30%	to	13.66%
MFS® Core Equity Portfolio
2020	18,131	$19.102590	to	$20.207117	$362,599	1.30%	to	2.25%	0.65%	to	0.73%	16.07%	to	17.18%
2019	19,120	$16.458176	to	$17.245228	$326,703	1.30%	to	2.25%	0.20%	to	0.81%	30.23%	to	31.47%
2018	30,467	$12.637784	to	$13.116972	$393,262	1.30%	to	2.25%	0.68%	to	0.68%	(5.97)%	to	(5.07)%
2017	28,769	$13.440345	to	$13.817969	$393,057	1.30%	to	2.25%	0.95%	to	0.95%	22.05%	to	23.21%
2016	30,472	$11.012148	to	$11.214594	$339,195	1.30%	to	2.25%	0.77%	to	0.77%	8.90%	to	9.94%
MFS® Massachusetts Investors Growth Stock Portfolio
2020	15,741	$21.519723	to	$22.297504	$347,795	1.40%	to	2.00%	0.35%	to	0.46%	20.10%	to	20.82%
2019	19,656	$17.918193	to	$18.454748	$359,696	1.40%	to	2.00%	0.59%	to	0.60%	37.18%	to	38.01%
2018	21,681	$13.061601	to	$13.372276	$287,667	1.40%	to	2.00%	0.58%	to	0.58%	(1.19)%	to	(0.59)%
2017	22,530	$13.218641	to	$13.452039	$301,902	1.40%	to	2.00%	0.65%	to	0.66%	25.88%	to	26.64%
2016	30,682	$10.500665	to	$10.622201	$325,130	1.40%	to	2.00%	0.59%	to	0.60%	3.97%	to	4.60%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® Sub-Account for the period ended December 31, 2019 :

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® were inadvertently mislabeled. The 2019 results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® have been updated to reflect the activity in this Account.